UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2018

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2018

2018 Semi-Annual Report

April 30, 2018

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Portfolio of Investments:
Money Market Portfolio	6
Prime Portfolio	9
Government Portfolio	12
Government Securities Portfolio	17
Treasury Portfolio	19
Treasury Securities Portfolio	21
Tax-Exempt Portfolio	22
Statements of Assets and Liabilities	25
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	38
Notes to Financial Statements	53
Privacy Notice	60
Trustee and Officer Information	63

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds (the "Trust"). To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

There is no assurance that a Fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2018 Semi-Annual Report

April 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds ("the Trust") Semi-Annual Report for the period ended April 30, 2018. The Trust currently offers seven funds (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. The Trust's funds provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

John H. Gernon
President and Principal Executive Officer

May 2018

2018 Semi-Annual Report

April 30, 2018

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2018, were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
Money Market	1.95%	1.97%	1.90%	1.92%	N/A	N/A	N/A	N/A	1.71%	1.72%	1.46%	1.47%	1.80%	1.82%	—	—
Prime	1.95%	1.97%	1.90%	1.92%	N/A	N/A	N/A	N/A	1.70%	1.71%	N/A	N/A	1.80%	1.82%	—	—
Government	1.61%	1.62%	1.56%	1.57%	1.51%	1.52%	1.46%	1.47%	1.36%	1.37%	1.11%	1.11%	1.46%	1.47%	0.81%	0.81%
Government Securities	1.50%	1.52%	1.46%	1.47%	1.41%	1.42%	1.35%	1.36%	1.25%	1.26%	1.25%	1.26%	1.35%	1.36%	—	—
Treasury	1.59%	1.61%	1.54%	1.56%	1.49%	1.51%	1.44%	1.45%	1.34%	1.35%	1.09%	1.10%	1.44%	1.45%	0.79%	0.80%
Treasury Securities	1.58%	1.59%	1.53%	1.54%	1.48%	1.49%	1.43%	1.44%	1.33%	1.33%	1.08%	1.08%	1.43%	1.44%	0.77%	0.78%
Tax-Exempt	1.54%	1.55%	1.48%	1.49%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.39%	1.40%	—	—
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
Money Market	1.85%	1.87%	1.80%	1.82%	N/A	N/A	N/A	N/A	1.60%	1.61%	1.35%	1.36%	1.70%	1.72%	—	—
Prime	1.89%	1.90%	1.84%	1.85%	N/A	N/A	N/A	N/A	1.64%	1.65%	N/A	N/A	1.74%	1.75%	—	—
Government	1.56%	1.57%	1.51%	1.52%	1.46%	1.47%	1.41%	1.42%	1.31%	1.32%	1.06%	1.06%	1.41%	1.42%	0.76%	0.76%
Government Securities	1.49%	1.50%	1.44%	1.45%	1.39%	1.40%	1.34%	1.35%	1.24%	1.25%	0.99%	1.00%	1.34%	1.35%	—	—
Treasury	1.56%	1.58%	1.51%	1.52%	1.46%	1.47%	1.41%	1.42%	1.31%	1.32%	1.06%	1.07%	1.41%	1.42%	0.76%	0.77%
Treasury Securities	1.57%	1.58%	1.52%	1.53%	1.47%	1.48%	1.42%	1.43%	1.32%	1.33%	1.07%	1.07%	1.42%	1.43%	0.77%	0.77%
Tax-Exempt	1.37%	1.38%	1.32%	1.33%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.22%	1.23%	—	—

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Government, Government Securities, Treasury and Treasury Securities Portfolios are STABLE NAV FUNDS. You could lose money by investing in these Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. Money Market, Prime and Tax-Exempt Portfolios are FLOATING NAV FUNDS. You could lose money by investing in these Funds. Because the share price of these Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Funds' Liquidity falls below required minimums because of market conditions or other factors. An investment in these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. Please read the Trust's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Funds than the total return. As with all money market funds, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2018 Semi-Annual Report

April 30, 2018

Expense Examples (unaudited)

As a shareholder of a Fund, you incur ongoing costs, which might include advisory fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The table on the following page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

2018 Semi-Annual Report

April 30, 2018

Expense Examples (unaudited) (cont'd)

	Beginning Account Value 11/1/17	Actual Ending Account Value 4/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Money Market Portfolio Institutional Class	$1,000.00	$1,007.70	$1,024.10	$0.70	$0.70	0.14%
Money Market Portfolio Institutional Select Class	1,000.00	1,007.44	1,023.85	0.95	0.95	0.19
Money Market Portfolio Advisory Class	1,000.00	1,006.44	1,022.86	1.94	1.96	0.39
Money Market Portfolio Participant Class	1,000.00	1,005.20	1,021.62	3.18	3.21	0.64
Money Market Portfolio Cash Management Class	1,000.00	1,007.05	1,023.36	1.44	1.45	0.29
Prime Portfolio Institutional Class	1,000.00	1,007.55	1,024.05	0.75	0.75	0.15
Prime Portfolio Institutional Select Class	1,000.00	1,007.50	1,023.80	1.00	1.00	0.20
Prime Portfolio Advisory Class	1,000.00	1,006.39	1,022.81	1.99	2.01	0.40
Prime Portfolio Cash Management Class	1,000.00	1,006.80	1,023.31	1.49	1.51	0.30
Government Portfolio Institutional Class	1,000.00	1,006.23	1,023.95	0.85	0.85	0.17
Government Portfolio Institutional Select Class	1,000.00	1,005.98	1,023.70	1.09	1.10	0.22
Government Portfolio Investor Class	1,000.00	1,005.73	1,023.46	1.34	1.35	0.27
Government Portfolio Administrative Class	1,000.00	1,005.48	1,023.21	1.59	1.61	0.32
Government Portfolio Advisory Class	1,000.00	1,004.98	1,022.71	2.09	2.11	0.42
Government Portfolio Participant Class	1,000.00	1,003.74	1,021.47	3.33	3.36	0.67
Government Portfolio Cash Management Class	1,000.00	1,005.48	1,023.21	1.59	1.61	0.32
Government Portfolio Select Class	1,000.00	1,002.24	1,019.98	4.82	4.86	0.97
Government Securities Portfolio Institutional Class	1,000.00	1,005.88	1,023.80	0.99	1.00	0.20
Government Securities Portfolio Institutional Select Class	1,000.00	1,005.64	1,023.55	1.24	1.25	0.25
Government Securities Portfolio Investor Class	1,000.00	1,005.39	1,023.31	1.49	1.51	0.30
Government Securities Portfolio Administrative Class	1,000.00	1,005.13	1,023.06	1.74	1.76	0.35
Government Securities Portfolio Advisory Class	1,000.00	1,004.63	1,022.56	2.24	2.26	0.45
Government Securities Portfolio Participant Class	1,000.00	1,004.63	1,022.56	2.24	2.26	0.45
Government Securities Portfolio Cash Management Class	1,000.00	1,005.13	1,023.06	1.74	1.76	0.35
Treasury Portfolio Institutional Class	1,000.00	1,006.24	1,023.80	0.99	1.00	0.20
Treasury Portfolio Institutional Select Class	1,000.00	1,005.99	1,023.55	1.24	1.25	0.25
Treasury Portfolio Investor Class	1,000.00	1,005.74	1,023.31	1.49	1.51	0.30
Treasury Portfolio Administrative Class	1,000.00	1,005.49	1,023.06	1.74	1.76	0.35
Treasury Portfolio Advisory Class	1,000.00	1,004.99	1,022.56	2.24	2.26	0.45
Treasury Portfolio Participant Class	1,000.00	1,003.75	1,021.32	3.48	3.51	0.70
Treasury Portfolio Cash Management Class	1,000.00	1,005.49	1,023.06	1.74	1.76	0.35
Treasury Portfolio Select Class	1,000.00	1,002.25	1,019.84	4.96	5.01	1.00
Treasury Securities Portfolio Institutional Class	1,000.00	1,006.08	1,023.80	0.99	1.00	0.20
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,005.84	1,023.55	1.24	1.25	0.25
Treasury Securities Portfolio Investor Class	1,000.00	1,005.59	1,023.31	1.49	1.51	0.30
Treasury Securities Portfolio Administrative Class	1,000.00	1,005.33	1,023.06	1.74	1.76	0.35
Treasury Securities Portfolio Advisory Class	1,000.00	1,004.84	1,022.56	2.24	2.26	0.45
Treasury Securities Portfolio Participant Class	1,000.00	1,003.59	1,021.32	3.48	3.51	0.70
Treasury Securities Portfolio Cash Management Class	1,000.00	1,005.34	1,023.06	1.74	1.76	0.35
Treasury Securities Portfolio Select Class	1,000.00	1,002.10	1,019.84	4.96	5.01	1.00
Tax-Exempt Portfolio Institutional Class	1,000.00	1,005.31	1,023.90	0.89	0.90	0.18
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,005.04	1,023.65	1.14	1.15	0.23
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,004.56	1,023.16	1.64	1.66	0.33

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited)

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (4.0%)
Domestic Banks (0.9%)
Citibank NA,
2.10%, 6/14/18	$3,000	$3,000
2.20%, 6/14/18	5,000	5,001
		8,001
International Banks (3.1%)
Bank of Montreal
2.27%, 6/14/18	5,000	5,001
Canadian Imperial Bank of Commerce
1.53%, 6/20/18	3,600	3,599
DZ Bank AG Deutsche Zentral-Genossenschaftbank
2.26%, 6/21/18	10,000	10,004
Mizuho Bank Ltd.
2.34%, 7/9/18	5,000	5,003
Oversea Chinese Banking Corp.
1.90%, 6/14/18	5,000	4,999
		28,606
Total Certificates of Deposit (Cost $36,596)		36,607
Commercial Paper (a) (17.7%)
Automobiles (0.6%)
Toyota Credit Canada, Inc.
2.24%, 6/18/18	5,000	4,987
Insurance (0.7%)
MetLife Short Term Funding LLC
2.11%, 6/13/18	6,000	5,985
International Banks (16.4%)
Australia & New Zealand Bank
2.21%, 6/14/18	15,000	14,965
Commonwealth Bank of Australia
2.21%, 6/19/18	15,000	14,959
Danske Corp.
2.20%, 6/14/18 (b)	12,000	11,970
DBS Bank Ltd.,
1.91%, 6/14/18	10,000	9,975
2.21%, 6/13/18	5,000	4,988
DNB Bank ASA
2.58%, 8/24/18	3,610	3,583
Landesbank Hessen-Thuringen
2.31%, 6/20/18	10,000	9,973
Mizuho Bank Ltd.
2.31%, 6/15/18	20,000	19,951
Royal Bank of Canada
2.27%, 6/18/18	5,000	4,986
Sumitomo Mitsui Trust Bank Ltd.,
2.23%, 6/14/18	10,000	9,976
2.35%, 7/6/18 - 7/11/18	20,000	19,918
Suncorp-Metway Ltd.
2.32%, 6/21/18	5,000	4,985
	Face Amount (000)	Value (000)
United Overseas Bank Ltd.,
1.91%, 6/12/18	$5,000	$4,988
2.35%, 9/10/18	10,000	9,912
2.58%, 8/24/18	5,140	5,101
		150,230
Total Commercial Paper (Cost $161,161)		161,202
Floating Rate Notes (c) (31.4%)
Automobiles (4.0%)
Toyota Motor Credit, 1 Month USD LIBOR + 0.38%, 2.28%, 10/12/18 - 10/15/18	10,000	10,002
Toyota Motor Finance Australia Ltd., 1 Month USD LIBOR + 0.43%, 2.33%, 10/24/18	5,000	5,003
Toyota Motor Finance Australia, 1 Month USD LIBOR + 0.26%, 2.16%, 11/20/18	12,000	11,994
Toyota Motor Finance Netherlands, 3 Month USD LIBOR + 0.18%, 2.48%, 12/19/18	10,000	10,003
		37,002
Diversified Financial Services (3.2%)
Collateralized Commercial Paper Co. LLC,
1 Month USD LIBOR + 0.22%, 2.11%, 7/18/18	2,000	2,000
3 Month USD LIBOR + 0.12%, 2.41%, 6/25/18	5,000	5,004
Collateralized Commercial Paper II Co. LLC,
1 Month USD LIBOR + 0.21%, 2.11%, 7/24/18 - 7/25/18 (b)	7,000	7,001
1 Month USD LIBOR + 0.36%, 2.26%, 10/18/18 (b)	10,000	10,000
1 Month USD LIBOR + 0.39%, 2.29%, 10/18/18 (b)	5,000	5,001
		29,006
Domestic Banks (3.0%)
Bank of America NA,
1 Month USD LIBOR + 0.19%, 2.09%, 8/24/18	10,000	9,996
3 Month USD LIBOR + 0.10%, 2.35%, 10/16/18	5,000	5,000
HSBC Bank USA NA,
1 Month USD LIBOR + 0.43%, 2.32%, 10/16/18	5,000	5,002
U.S. Bank NA,
1 Month USD LIBOR + 0.18%, 2.08%, 8/27/18	7,000	6,998
		26,996
International Banks (21.2%)
ASB Finance Ltd. London,
3 Month USD LIBOR + 0.11%, 2.41%, 6/28/18	6,000	6,004
Australia & New Zealand Bank,
3 Month USD LIBOR + 0.19%, 2.48%, 12/21/18 (b)	15,000	14,999
Bank of Montreal,
3 Month USD LIBOR + 0.40%, 2.58%, 6/18/18	1,867	1,868
BNP Paribas SA,
1 Month USD LIBOR + 0.18%, 2.08%, 7/25/18	2,000	2,000
1 Month USD LIBOR + 0.43%, 2.34%, 10/16/18	7,000	7,003
BNZ International Funding Ltd.,
1 Month USD LIBOR + 0.18%, 2.07%, 7/18/18 (b)	5,000	5,000
3 Month USD LIBOR + 0.15%, 2.26%, 6/14/18 (b)	3,000	3,001

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.42%, 2.32%, 9/21/18	$5,000	$5,002
Credit Suisse AG,
1 Month USD LIBOR + 0.21%, 2.11%, 7/24/18 - 7/25/18	10,000	10,001
1 Month USD LIBOR + 0.26%, 2.15%, 8/17/18	3,000	3,000
1 Month USD LIBOR + 0.26%, 2.16%, 7/18/18	13,000	13,004
3 Month USD LIBOR + 0.10%, 2.44%, 9/21/18	10,000	10,001
Erste Abwicklungsanstalt,
1 Month USD LIBOR + 0.34%, 2.24%, 10/17/18 (b)	5,000	5,001
HSBC Bank PLC,
1 Month USD LIBOR + 0.16%, 2.06%, 8/10/18 (b)	5,000	4,999
Oversea-Chinese Banking Corp.,
1 Month USD LIBOR + 0.17%, 2.06%, 7/17/18 (b)	5,000	5,000
3 Month USD LIBOR + 0.10%, 2.35%, 6/22/18 - 6/26/18 (b)	7,000	7,003
Royal Bank of Canada,
1 Month USD LIBOR + 0.18%, 2.07%, 7/18/18	12,631	12,632
3 Month USD LIBOR + 0.13%, 2.20%, 6/12/18	6,700	6,702
3 Month USD LIBOR + 0.17%, 2.25%, 9/21/18	3,000	3,001
3 Month USD LIBOR + 0.10%, 2.40%, 6/26/18	3,000	3,002
3 Month USD LIBOR + 0.13%, 2.44%, 10/4/18	7,270	7,277
Skandinaviska Enskida Banken AB,
1 Month USD LIBOR + 0.31%, 2.21%, 11/20/18	15,000	15,000
Svenska Handelsbanken AB,
1 Month USD LIBOR + 0.17%, 2.07%, 8/24/18	7,000	6,998
1 Month USD LIBOR + 0.18%, 2.08%, 8/24/18	5,000	4,999
1 Month USD LIBOR + 0.23%, 2.13%, 11/19/18	5,000	4,998
Toronto Dominion Bank,
1 Month USD LIBOR + 0.18%, 2.08%, 8/16/18 (b)	10,000	9,998
UBS AG London,
3 Month USD LIBOR + 0.13%, 2.44%, 9/20/18 (b)	5,000	5,005
3 Month USD LIBOR + 0.13%, 2.46%, 9/18/18 (b)	10,000	10,000
Westpac Banking Corp.,
1 Month USD LIBOR + 0.19%, 2.09%, 8/20/18 (b)	1,678	1,678
		194,176
Total Floating Rate Notes (Cost $287,146)		287,180
Repurchase Agreements (33.8%)
ABN Amro Securities LLC, (1.79%, dated 4/30/18, due 5/1/18; proceeds $18,001; fully collateralized by various Corporate Bonds, 1.50% - 7.88% due 9/17/18 - 8/1/46; valued at $18,901)	18,000	18,000
BMO Capital Markets Corp., (1.79%, dated 4/30/18, due 5/1/18; proceeds $5,000; fully collateralized by various Corporate Bonds, 2.00% - 7.50% due 9/4/18 - 2/1/41; valued at $5,251)	5,000	5,000
BMO Capital Markets Corp., (1.90%, dated 4/12/18, due 6/12/18; proceeds $15,048; fully collateralized by various Corporate Bonds, 1.50% - 8.25% due 9/10/18 - 11/1/46; valued at $15,750) (Demand 5/7/18)	15,000	15,000
	Face Amount (000)	Value (000)
BNP Paribas Prime Brokerage, Inc., (1.92%, dated 4/30/18, due 5/1/18; proceeds $33,002; fully collateralized by various Corporate Bonds, 4.75% - 11.25% due 1/15/19 - 12/15/25; valued at $34,982)	$33,000	$33,000
BNP Paribas Prime Brokerage, Inc., (2.46% (c), dated 1/25/18, due 10/25/18; proceeds $5,093; fully collateralized by various Corporate Bonds, 5.63% - 10.00% due 3/15/20 - 3/15/26; valued at $5,378) (Demand 5/29/18)	5,000	5,000
Citigroup Global Markets, Inc., (1.84%, dated 4/30/18, due 5/1/18; proceeds $13,001; fully collateralized by various Common Stocks; valued at $13,650)	13,000	13,000
Credit Suisse Securities USA, (2.64% (c), dated 4/10/18, due 12/21/18; proceeds $10,187; fully collateralized by various Corporate Bonds, 5.50% - 5.75% due 8/1/22 - 4/15/25; valued at $10,603) (Demand 6/21/18)	10,000	10,000
HSBC Securities USA, Inc., (1.79%, dated 4/30/18, due 5/1/18; proceeds $22,001; fully collateralized by various Corporate Bonds, 4.25% - 7.75% due 10/21/25 - 9/15/45; valued at $23,104)	22,000	22,000
HSBC Securities USA, Inc., (1.89%, dated 4/30/18, due 5/1/18; proceeds $10,001; fully collateralized by various Corporate Bonds, 7.50% - 9.88% due 11/15/22 - 12/1/24; valued at $10,603)	10,000	10,000
ING Financial Markets LLC, (1.79%, dated 4/30/18, due 5/1/18; proceeds $15,001; fully collateralized by various Corporate Bonds, 1.80% - 5.15% due 5/14/18 - 2/14/50; valued at $15,750)	15,000	15,000
ING Financial Markets LLC, (1.92%, dated 4/30/18, due 5/1/18; proceeds $7,000; fully collateralized by various Corporate Bonds, 5.75% - 10.75% due 2/15/20 - 1/15/43; valued at $7,421)	7,000	7,000
JP Morgan Securities LLC, (2.41% (c), dated 4/16/18, due 1/22/19; proceeds $14,263; fully collateralized by a Corporate Bond, 8.25% due 4/15/25; valued at $14,844) (Demand 5/22/18)	14,000	14,000
Mizuho Securities USA, Inc., (1.79%, dated 4/30/18, due 5/1/18; proceeds $20,001; fully collateralized by various Common Stocks; valued at $21,000)	20,000	20,000
Scotia Capital USA, Inc., (1.89%, dated 4/30/18, due 5/1/18; proceeds $47,002; fully collateralized by various Corporate Bonds, 3.88% - 8.63% due 2/1/19 - 11/1/23; valued at $49,833)	47,000	47,000
SG Americas Securities, (1.86%, dated 4/30/18, due 5/1/18; proceeds $30,002; fully collateralized by various Common Stocks; valued at $31,500)	30,000	30,000

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (Interest in $1,700,000 joint repurchase agreement, 1.74% dated 4/30/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,700,082 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 3/1/48; valued at $1,750,777)	$20,000	$20,000
Wells Fargo Securities LLC, (1.84%, dated 4/30/18, due 5/1/18; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
Wells Fargo Securities LLC, (2.67%, dated 3/21/18, due 6/13/18; proceeds $10,062; fully collateralized by a Commercial Paper, 0.00% due 6/15/18; valued at $10,500)	10,000	10,000
Wells Fargo Securities LLC, (2.69%, dated 3/22/18, due 6/14/18; proceeds $10,063; fully collateralized by a Corporate Bond, 7.40% due 4/1/37; valued at $10,595)	10,000	10,000
Total Repurchase Agreements (Cost $309,000)		309,000
Time Deposits (9.9%)
International Banks (9.9%)
Credit Agricole CIB (Grand Cayman)
1.68%, 5/1/18	45,000	45,000
Natixis (Grand Cayman)
1.68%, 5/1/18	45,000	45,000
Total Time Deposits (Cost $90,000)		90,000
Total Investments (96.8%) (Cost $883,903) (d)		883,989
Other Assets in Excess of Liabilities (3.2%)		29,662
Net Assets (100.0%)		$913,651

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or Variable rate securities: The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  At April 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $113,000 and the aggregate gross unrealized depreciation is approximately $27,000, resulting in net unrealized appreciation of approximately $86,000.

LIBOR  London Interbank Offered Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	35.0%
Floating Rate Notes	32.5
Commercial Paper	18.2
Time Deposits	10.2
Other*	4.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited)

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (4.1%)
Domestic Banks (1.2%)
Citibank NA,
2.10%, 6/14/18	$22,000	$22,002
2.20%, 6/14/18	45,000	45,010
		67,012
International Banks (2.9%)
Bank of Montreal
2.27%, 6/14/18	45,000	45,009
DZ Bank AG Deutsche Zentral-Genossenschaftbank
2.26%, 6/21/18	65,000	65,028
Mizuho Bank Ltd.
2.34%, 7/9/18	45,000	45,023
Oversea Chinese Banking Corp.
1.90%, 6/14/18	10,000	9,998
		165,058
Total Certificates of Deposit (Cost $232,000)		232,070
Commercial Paper (a) (11.5%)
Insurance (0.6%)
MetLife Short Term Funding LLC
2.26%, 6/19/18	34,029	33,935
International Banks (10.9%)
Danske Corp.
2.20%, 6/14/18 (b)	110,000	109,726
DBS Bank Ltd.,
1.91%, 6/14/18	90,000	89,774
2.21%, 6/13/18	45,000	44,890
Mizuho Bank Ltd.
2.31%, 6/15/18	80,000	79,803
Royal Bank of Canada
2.27%, 6/18/18	30,000	29,918
Sumitomo Mitsui Trust Bank Ltd.,
2.23%, 6/14/18	40,000	39,903
2.35%, 7/6/18 - 7/11/18	130,000	129,472
Suncorp-Metway Ltd.
2.32%, 6/21/18	20,000	19,940
United Overseas Bank Ltd.,
1.91%, 6/12/18	30,000	29,928
2.35%, 9/10/18	50,000	49,558
		622,912
Total Commercial Paper (Cost $656,735)		656,847
Floating Rate Notes (c) (35.9%)
Automobiles (4.7%)
Toyota Motor Credit,
1 Month USD LIBOR + 0.38%, 2.28%, 10/12/18 - 10/15/18	90,000	90,020
Toyota Motor Finance Australia Ltd.,
1 Month USD LIBOR + 0.43%, 2.33%, 10/24/18	45,000	45,021
Toyota Motor Finance Australia,
1 Month USD LIBOR + 0.26%, 2.16%, 11/20/18	88,000	87,958
Toyota Motor Finance Netherlands,
3 Month USD LIBOR + 0.18%, 2.48%, 12/19/18	45,000	45,012
		268,011
	Face Amount (000)	Value (000)
Diversified Financial Services (3.7%)
Collateralized Commercial Paper Co. LLC,
1 Month USD LIBOR + 0.22%, 2.11%, 7/18/18	$20,000	$20,004
3 Month USD LIBOR + 0.12%, 2.41%, 6/25/18 - 6/26/18	70,000	70,050
Collateralized Commercial Paper II Co. LLC,
1 Month USD LIBOR + 0.21%, 2.11%, 7/24/18 - 7/25/18 (b)	40,000	40,005
1 Month USD LIBOR + 0.36%, 2.26%, 10/18/18 (b)	65,000	65,001
1 Month USD LIBOR + 0.39%, 2.29%, 10/18/18 (b)	15,000	15,002
		210,062
Domestic Banks (3.4%)
Bank of America NA,
1 Month USD LIBOR + 0.19%, 2.09%, 8/24/18	90,000	89,965
3 Month USD LIBOR + 0.10%, 2.35%, 10/16/18	20,000	20,002
HSBC Bank USA NA,
1 Month USD LIBOR + 0.43%, 2.32%, 10/16/18	45,000	45,016
U.S. Bank NA,
1 Month USD LIBOR + 0.18%, 2.08%, 8/27/18	43,000	42,987
		197,970
International Banks (24.1%)
ASB Finance Ltd. London,
3 Month USD LIBOR + 0.11%, 2.41%, 6/28/18	94,000	94,068
Australia & New Zealand Bank,
3 Month USD LIBOR + 0.19%, 2.48%, 12/21/18 (b)	85,000	84,997
BNP Paribas SA,
1 Month USD LIBOR + 0.18%, 2.08%, 7/25/18	30,000	30,001
BNZ International Funding Ltd.,
1 Month USD LIBOR + 0.18%, 2.07%, 7/18/18 (b)	45,000	45,005
3 Month USD LIBOR + 0.15%, 2.26%, 6/14/18 (b)	17,000	17,007
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.42%, 2.32%, 9/21/18	25,000	25,008
Credit Suisse AG,
1 Month USD LIBOR + 0.21%, 2.11%, 7/24/18 - 7/25/18	115,000	115,014
1 Month USD LIBOR + 0.26%, 2.15%, 8/17/18	17,000	17,000
1 Month USD LIBOR + 0.26%, 2.16%, 7/18/18	37,000	37,010
3 Month USD LIBOR + 0.10%, 2.44%, 9/21/18	65,000	65,009
Erste Abwicklungsanstalt,
1 Month USD LIBOR + 0.34%, 2.24%, 10/17/18 (b)	45,000	45,008
HSBC Bank PLC,
1 Month USD LIBOR + 0.16%, 2.06%, 8/10/18 (b)	70,000	69,987
Oversea-Chinese Banking Corp.,
1 Month USD LIBOR + 0.17%, 2.06%, 7/17/18 (b)	45,000	44,998
1 Month USD LIBOR + 0.17%, 2.07%, 7/26/18 (b)	38,000	37,999
3 Month USD LIBOR + 0.10%, 2.35%, 6/22/18 - 6/26/18 (b)	58,000	58,022
Royal Bank of Canada,
3 Month USD LIBOR + 0.17%, 2.25%, 9/21/18	27,000	27,005
3 Month USD LIBOR + 0.10%, 2.40%, 6/26/18	27,000	27,019

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Skandinaviska Enskida Banken AB,
1 Month USD LIBOR + 0.31% , 2.21%, 11/20/18	$110,000	$110,002
Svenska Handelsbanken AB,
1 Month USD LIBOR + 0.17%, 2.07%, 8/24/18	143,000	142,957
1 Month USD LIBOR + 0.18%, 2.08%, 8/24/18	70,000	69,981
1 Month USD LIBOR + 0.23%, 2.13%, 11/19/18	35,000	34,985
Toronto Dominion Bank,
1 Month USD LIBOR + 0.18%, 2.08%, 8/16/18 (b)	65,000	64,987
UBS AG London,
3 Month USD LIBOR + 0.13%, 2.44%, 9/20/18 (b)	60,000	60,058
3 Month USD LIBOR + 0.13%, 2.46%, 9/18/18 (b)	50,000	49,999
		1,373,126
Total Floating Rate Notes (Cost $2,048,986)		2,049,169
Repurchase Agreements (33.1%)
ABN Amro Securities LLC, (1.79%, dated 4/30/18, due 5/1/18; proceeds $121,006; fully collateralized by various Corporate Bonds, 1.25% - 9.40% due 5/18/18 - 8/31/64 and U.S. Government agency securities, 3.43% - 5.25% due 9/15/39 - 5/15/53; valued at $127,078)	121,000	121,000
BMO Capital Markets Corp., (1.79%, dated 4/30/18, due 5/1/18; proceeds $30,001; fully collateralized by various Corporate Bonds, 1.63% - 5.50% due 4/8/19 - 12/15/32; valued at $31,500)	30,000	30,000
BMO Capital Markets Corp., (1.90%, dated 4/12/18, due 6/12/18; proceeds $85,274; fully collateralized by various Corporate Bonds, 1.25% - 9.13% due 1/15/19 - 1/15/42; valued at $89,250) (Demand 5/7/18)	85,000	85,000
BNP Paribas Prime Brokerage, Inc., (1.92%, dated 4/30/18, due 5/1/18; proceeds $193,010; fully collateralized by various Corporate Bonds, 3.88% - 12.75% due 11/15/18 - 4/1/45; valued at $204,591)	193,000	193,000
BNP Paribas Prime Brokerage, Inc., (2.46% (c), dated 1/25/18, due 10/25/18; proceeds $56,026; fully collateralized by various Corporate Bonds, 3.95% - 13.00% due 5/22/18 - 1/27/28 (d); valued at $59,153) (Demand 5/29/18)	55,000	55,000
Citigroup Global Markets, Inc., (1.84%, dated 4/30/18, due 5/1/18; proceeds $82,004; fully collateralized by various Common Stocks; valued at $86,100)	82,000	82,000
Credit Suisse Securities USA, (2.64% (c), dated 4/10/18, due 12/21/18; proceeds $40,748; fully collateralized by various Corporate Bonds, 4.50% - 9.88% due 10/15/21 - 11/15/66; valued at $42,403) (Demand 6/21/18)	40,000	40,000
HSBC Securities USA, Inc., (1.79%, dated 4/30/18, due 5/1/18; proceeds $48,002; fully collateralized by various Corporate Bonds, 2.90% - 7.11% due 9/15/20 - 11/15/46; valued at $50,404)	48,000	48,000
	Face Amount (000)	Value (000)
HSBC Securities USA, Inc., (1.89%, dated 4/30/18, due 5/1/18; proceeds $113,006; fully collateralized by various Corporate Bonds, 5.25% - 12.00% due 4/15/20 - 12/1/25; valued at $119,782)	$113,000	$113,000
ING Financial Markets LLC, (1.79%, dated 4/30/18, due 5/1/18; proceeds $85,004; fully collateralized by various Corporate Bonds, 1.85% - 6.45% due 10/9/18 - 3/1/48; valued at $89,238)	85,000	85,000
ING Financial Markets LLC, (1.92%, dated 4/30/18, due 5/1/18; proceeds $43,002; fully collateralized by various Corporate Bonds, 4.63% - 9.50% due 5/1/20 - 1/15/43; valued at $45,552)	43,000	43,000
JP Morgan Securities LLC, (2.41% (c), dated 4/16/18, due 1/22/19; proceeds $61,127; fully collateralized by various Corporate Bonds, 5.75% - 10.88% due 2/1/20 - 2/15/28; valued at $63,604) (Demand 5/22/18)	60,000	60,000
Mizuho Securities USA, Inc., (1.79%, dated 4/30/18, due 5/1/18; proceeds $130,006; fully collateralized by various Common Stocks and Preferred Stocks; valued at $136,500)	130,000	130,000
Scotia Capital USA, Inc., (1.89%, dated 4/30/18, due 5/1/18; proceeds $278,015; fully collateralized by various Corporate Bonds, 4.25% - 8.63% due 2/1/19 - 9/15/24; valued at $294,824)	278,000	278,000
SG Americas Securities, (1.86%, dated 4/30/18, due 5/1/18; proceeds $212,011; fully collateralized by various Common Stocks; valued at $222,592)	212,000	212,000
Wells Fargo Securities LLC, (Interest in $1,700,000 joint repurchase agreement, 1.74% dated 4/30/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,700,082 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 3/1/48; valued at $1,750,777)	105,000	105,000
Wells Fargo Securities LLC, (1.84%, dated 4/30/18, due 5/1/18; proceeds $45,002; fully collateralized by various Common Stocks; valued at $47,250)	45,000	45,000
Wells Fargo Securities LLC, (2.67%, dated 3/21/18, due 6/13/18; proceeds $80,498; fully collateralized by various Corporate Bonds, 3.84% - 10.50% due 3/15/20 - 11/15/66; valued at $84,795)	80,000	80,000
Wells Fargo Securities LLC, (2.69%, dated 3/22/18, due 6/14/18; proceeds $80,502; fully collateralized by various Commercial Papers, 0.00% due 5/11/18 - 8/23/18 and Corporate Bonds, 5.88% - 10.25% due 3/15/20 - 2/15/28; valued at $84,457)	80,000	80,000
Total Repurchase Agreements (Cost $1,885,000)		1,885,000

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Time Deposits (15.4%)
International Banks (15.4%)
Credit Agricole CIB (Grand Cayman)
1.68%, 5/1/18	$285,000	$285,000
Lloyds Bank PLC
1.69%, 5/1/18	130,000	130,000
National Bank of Canada (Montreal Branch)
1.68%, 5/1/18	176,000	176,000
Natixis (Grand Cayman)
1.68%, 5/1/18	285,000	285,000
Total Time Deposits (Cost $876,000)		876,000
Total Investments (100.0%) (Cost $5,698,721) (e)		5,699,086
Liabilities in Excess of Other Assets (0.0%) (f)		(345)
Net Assets (100.0%)		$5,698,741

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or Variable rate securities: The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2018.

(e)  At April 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $606,000 and the aggregate gross unrealized depreciation is approximately $241,000, resulting in net unrealized appreciation of approximately $365,000.

(f)  Amount is less than 0.05%.

LIBOR  London Interbank Offered Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	35.9%
Repurchase Agreements	33.1
Time Deposits	15.4
Commercial Paper	11.5
Other*	4.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (52.9%)
ABN Amro Securities LLC, (Interest in $450,000 joint repurchase agreement, 1.71% dated 4/30/18 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $450,021 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/45; valued at $458,914)	$200,000	$200,000
ABN Amro Securities LLC, (Interest in $1,000,000 joint repurchase agreement, 1.73% dated 4/30/18 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,000,048 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 3/20/68; valued at $1,028,749)	750,000	750,000
Bank of Montreal, (1.70%, dated 4/30/18, due 5/1/18; proceeds $350,017; fully collateralized by various U.S. Government obligations, 0.13% - 3.63% due 11/30/18 - 2/15/48; valued at $356,853)	350,000	350,000
Bank of Montreal, (1.71%, dated 4/25/18, due 6/14/18; proceeds $250,594; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 5/15/18 - 2/15/47; valued at $254,860) (Demand 5/7/18)	250,000	250,000
Bank of Montreal, (1.72%, dated 4/12/18, due 6/14/18; proceeds $300,903; fully collateralized by various U.S. Government obligations, 1.00% - 3.00% due 7/31/18 - 5/15/47; valued at $305,878) (Demand 5/7/18)	300,000	300,000
Bank of Montreal, (1.73%, dated 3/22/18, due 6/14/18; proceeds $301,211; fully collateralized by various U.S. Government obligations, 0.00% - 3.50% due 5/31/18 - 5/15/47; valued at $306,016) (Demand 5/7/18)	300,000	300,000
Bank of Montreal, (1.73%, dated 4/10/18, due 6/14/18; proceeds $100,312; fully collateralized by various U.S. Government obligations, 0.13% - 2.75% due 8/31/20 - 8/15/47; valued at $101,984) (Demand 5/7/18)	100,000	100,000
Bank of Nova Scotia, (1.70%, dated 3/29/18, due 6/14/18; proceeds $853,091; fully collateralized by various U.S. Government agency securities, 1.76% - 6.50% due 11/1/20 - 5/15/58; valued at $875,521) (Demand 5/7/18)	850,000	850,000
	Face Amount (000)	Value (000)
Barclays Capital, Inc., (1.71%, dated 4/30/18, due 5/1/18; proceeds $100,005; fully collateralized by various U.S. Government obligations, 1.75% - 9.00% due 11/15/18 - 2/15/45; valued at $101,977)	$100,000	$100,000
BMO Capital Markets Corp., (1.71%, dated 4/30/18, due 5/1/18; proceeds $200,010; fully collateralized by a U.S. Government agency security, 0.00% due 10/9/19 and various U.S. Government obligations, 0.00% - 2.88% due 9/20/18 - 11/15/46; valued at $204,076)	200,000	200,000
BNP Paribas, (1.71%, dated 3/29/18, due 6/14/18; proceeds $351,280; fully collateralized by various U.S. Government agency securities, 2.28% - 6.50% due 8/1/18 - 5/1/56 and U.S. Government obligations, 0.00% - 3.75% due 5/15/18 - 2/15/28; valued at $360,049) (Demand 5/7/18)	350,000	350,000
BNP Paribas, (Interest in $2,100,000 joint repurchase agreement, 1.71% dated 4/30/18 under which BNP Paribas, will repurchase the securities provided as collateral for $2,100,100 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/46; valued at $2,142,267)	1,100,000	1,100,000
BNP Paribas, (1.73%, dated 3/22/18, due 6/14/18; proceeds $220,888; fully collateralized by various U.S. Government agency securities, 2.28% - 4.00% due 3/1/26 - 1/1/48 and U.S. Government obligations, 0.00% - 2.75% due 8/16/18 - 8/15/31; valued at $226,015) (Demand 5/7/18)	220,000	220,000
BNP Paribas, (Interest in $300,000 joint repurchase agreement, 1.73% dated 4/30/18 under which BNP Paribas, will repurchase the securities provided as collateral for $300,014 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/1/48; valued at $308,924)	50,000	50,000
BNP Paribas, (1.76%, dated 4/26/18, due 6/14/18; proceeds $451,078; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 6/1/24 - 4/1/52; valued at $463,404) (Demand 5/7/18)	450,000	450,000
BNP Paribas, (1.77%, dated 3/22/18, due 6/14/18; proceeds $301,239; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 5/30/18 - 6/1/56 and U.S. Government obligations, 0.00% - 2.00% due 9/20/18 - 2/15/22; valued at $308,139) (Demand 5/7/18)	300,000	300,000

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Canadian Imperial Bank, (1.72%, dated 4/30/18, due 5/1/18; proceeds $500,024; fully collateralized by various U.S. Government obligations, 0.13% - 3.63% due 4/15/20 - 11/15/46; valued at $509,971)	$500,000	$500,000
Canadian Imperial Bank, (1.73%, dated 4/30/18, due 5/1/18; proceeds $1,000,048; fully collateralized by various U.S. Government agency securities, 2.00% - 8.50% due 10/1/19 - 4/1/48 and U.S. Government obligations, 0.75% - 4.38% due 2/15/19 - 5/15/47; valued at $1,029,714)	1,000,000	1,000,000
Citibank NA, (1.70%, dated 4/26/18, due 5/3/18; proceeds $500,165; fully collateralized by various U.S. Government agency securities, 2.00% - 9.50% due 8/15/18 - 2/20/68 and U.S. Government obligations, 0.00% - 8.00% due 5/3/18 - 11/15/46; valued at $511,304)	500,000	500,000
Citigroup Global Markets, Inc., (1.68%, dated 4/26/18, due 5/3/18; proceeds $350,114; fully collateralized by various U.S. Government obligations, 1.44% - 2.00% due 1/31/20 - 2/15/25; valued at $356,989)	350,000	350,000
Credit Agricole Corp., (1.69%, dated 4/30/18, due 5/1/18; proceeds $300,014; fully collateralized by a U.S. Government obligation, 2.88% due 4/30/25; valued at $306,000)	300,000	300,000
Credit Agricole Corp., (Interest in $2,050,000 joint repurchase agreement, 1.71% dated 4/30/18 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $2,050,097 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/44; valued at $2,090,712)	1,175,000	1,175,000
Credit Agricole Corp., (Interest in $1,000,000 joint repurchase agreement, 1.73% dated 4/30/18 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,000,048 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 11/20/47; valued at $1,026,891)	960,000	960,000
Deutsche Bank Securities, Inc., (1.72%, dated 4/30/18, due 5/1/18; proceeds $200,010; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 5/15/20 - 5/15/39; valued at $204,100)	200,000	200,000
Deutsche Bank Securities, Inc., (1.72%, dated 4/30/18, due 5/1/18; proceeds $250,012; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 10/15/18 - 4/15/28; valued at $255,307)	250,000	250,000
Deutsche Bank Securities, Inc., (1.73%, dated 4/30/18, due 5/1/18; proceeds $350,017; fully collateralized by various U.S. Government agency securities, 0.00% - 7.25% due 1/17/20 - 9/15/65; valued at $357,243)	350,000	350,000
	Face Amount (000)	Value (000)
Goldman Sachs & Co., (1.40%, dated 4/30/18, due 5/1/18; proceeds $193,008; fully collateralized by various U.S. Government obligations, 0.00% due 11/15/19 - 2/15/46; valued at $196,936)	$193,000	$193,000
HSBC Securities USA, Inc., (1.71%, dated 4/30/18, due 5/1/18; proceeds $200,010; fully collateralized by a U.S. Government obligation, 2.75% due 8/15/47; valued at $204,003)	200,000	200,000
HSBC Securities USA, Inc., (1.71%, dated 4/30/18, due 5/7/18; proceeds $250,083; fully collateralized by a U.S. Government obligation, 2.88% due 4/30/25; valued at $255,005)	250,000	250,000
HSBC Securities USA, Inc., (1.72%, dated 4/30/18, due 5/1/18; proceeds $150,007; fully collateralized by a U.S. Government agency security, 4.00% due 10/1/47; valued at $154,502)	150,000	150,000
ING Financial Markets LLC, (1.70%, dated 4/30/18, due 5/1/18; proceeds $500,032; fully collateralized by various U.S. Government obligations, 1.25% - 3.00% due 7/31/23 - 2/15/47; valued at $510,009)	500,008	500,008
ING Financial Markets LLC, (1.72%, dated 4/30/18, due 5/1/18; proceeds $700,048; fully collateralized by various U.S. Government obligations, 0.75% - 2.88% due 3/31/19 - 8/15/46; valued at $714,015)	700,015	700,015
ING Financial Markets LLC, (1.84%, dated 3/22/18, due 6/14/18; proceeds $416,782; fully collateralized by various U.S. Government agency securities, 2.00% - 8.50% due 11/1/18 - 3/1/48 and a U.S. Government obligation, 1.88% due 2/28/22; valued at $427,400)	415,000	415,000
ING Financial Markets LLC, (1.84%, dated 3/23/18, due 6/14/18; proceeds $88,373; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 4/1/20 - 1/1/48 and a U.S. Government obligation, 0.75% due 9/30/18; valued at $90,637)	88,000	88,000
ING Financial Markets LLC, (1.84%, dated 3/23/18, due 6/14/18; proceeds $212,899; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 7/1/19 - 2/1/48 and a U.S. Government obligation, 0.75% due 9/30/18; valued at $218,479)	212,000	212,000
ING Financial Markets LLC, (1.84%, dated 3/26/18, due 6/15/18; proceeds $401,656; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 3/1/23 - 4/1/48 and a U.S. Government obligation, 1.88% due 2/28/22; valued at $412,047)	400,000	400,000
JP Morgan Securities LLC, (1.70%, dated 4/30/18, due 5/1/18; proceeds $1,000,047; fully collateralized by various U.S. Government obligations, 0.38% - 8.00% due 4/30/19 - 8/15/42; valued at $1,020,003)	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (1.71%, dated 4/30/18, due 5/1/18; proceeds $300,014; fully collateralized by various U.S. Government agency securities, 0.00% - 6.15% due 5/25/18 - 9/15/39; valued at $306,142)	$300,000	$300,000
JP Morgan Securities LLC, (1.72%, dated 4/30/18, due 5/1/18; proceeds $300,014; fully collateralized by various U.S. Government agency securities, 2.84% - 3.93% due 8/1/27 - 3/1/48; valued at $309,000)	300,000	300,000
JP Morgan Securities LLC, (1.72%, dated 4/30/18, due 5/1/18; proceeds $500,024; fully collateralized by various U.S. Government agency securities, 2.41% - 6.40% due 1/1/20 - 3/1/48; valued at $515,001)	500,000	500,000
Merrill Lynch Pierce Fenner & Smith, (1.72%, dated 4/30/18, due 5/1/18; proceeds $100,005; fully collateralized by various U.S. Government agency securities, 2.99% - 5.25% due 11/8/27 - 9/15/39; valued at $102,228)	100,000	100,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $400,000 joint repurchase agreement, 1.73% dated 4/30/18 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $400,019 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 6/1/57; valued at $412,067)	400,000	400,000
Merrill Lynch Pierce Fenner & Smith, (1.73%, dated 4/30/18, due 5/1/18; proceeds $477,523; fully collateralized by a U.S. Government obligation, 1.88% due 1/31/22; valued at $487,050)	477,500	477,500
Merrill Lynch Pierce Fenner & Smith, (1.75%, dated 3/29/18, due 6/14/18; proceeds $501,872; fully collateralized by various U.S. Government agency securities, 2.78% - 4.50% due 11/1/28 - 5/1/48; valued at $515,062) (Demand 5/7/18)	500,000	500,000
Metlife Insurance Company, (1.73%, dated 4/30/18, due 5/1/18; proceeds $500,027; fully collateralized by various U.S. Government obligations, 0.01% - 1.50% due 5/31/18 - 5/31/19; valued at $510,003)	500,003	500,003
Natixis, (Interest in $2,550,000 joint repurchase agreement, 1.71% dated 4/30/18 under which Natixis, will repurchase the securities provided as collateral for $2,550,121 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/47; valued at $2,601,744)	1,550,000	1,550,000
	Face Amount (000)	Value (000)
Natixis, (Interest in $1,650,000 joint repurchase agreement, 1.73% dated 4/30/18 under which Natixis, will repurchase the securities provided as collateral for $1,650,079 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 2/15/48; valued at $1,684,589)	$1,419,000	$1,419,000
Nomura Securities, (1.70%, dated 4/26/18, due 5/3/18; proceeds $380,126; fully collateralized by various U.S. Government agency securities, 2.20% - 9.00% due 9/1/18 - 3/20/61 and U.S. Government obligations, 0.00% - 2.25% due 10/31/18 - 2/15/31; valued at $391,194)	380,000	380,000
Nomura Securities, (1.74%, dated 4/30/18, due 5/1/18; proceeds $100,005; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 4/1/28 - 5/15/59 and U.S. Government obligations, 1.13% - 2.25% due 2/28/21 - 11/15/27; valued at $102,764)	100,000	100,000
Norinchukin Bank, (1.83%, dated 4/26/18, due 6/15/18; proceeds $225,572; fully collateralized by a U.S. Government obligation, 2.63% due 11/15/20; valued at $229,501)	225,000	225,000
Norinchukin Bank, (1.84%, dated 3/22/18, due 6/13/18; proceeds $502,121; fully collateralized by various U.S. Government obligations, 0.13% - 3.63% due 4/15/19 - 4/15/28; valued at $510,003)	500,000	500,000
Prudential Legacy Insurance Company of New Jersey, (1.75%, dated 4/30/18, due 5/1/18; proceeds $701,565; fully collateralized by various U.S. Government obligations, 0.01% - 3.00% due 6/30/24 - 11/15/45; valued at $715,562)	701,531	701,531
RBC Dominion Securities, (1.72%, dated 4/17/18, due 6/14/18; proceeds $300,831; fully collateralized by various U.S. Government obligations, 0.75% - 4.75% due 8/31/18 - 2/15/47; valued at $305,910) (Demand 5/7/18)	300,000	300,000
RBC Dominion Securities, (1.73%, dated 4/30/18, due 5/1/18; proceeds $100,005; fully collateralized by a U.S. Government agency security, 3.50% due 5/20/47; valued at $103,289)	100,000	100,000
Royal Bank of Canada, (1.72%, dated 4/5/18, due 6/13/18; proceeds $2,759,066; fully collateralized by various U.S. Government agency securities, 2.00% - 8.00% due 2/1/20 - 9/15/57; valued at $2,833,016) (Demand 5/7/18)	2,750,000	2,750,000
Royal Bank of Canada, (1.73%, dated 4/30/18, due 5/1/18; proceeds $800,038; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 11/1/21 - 4/1/48; valued at $823,445)	800,000	800,000

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
TD Securities USA LLC, (1.75%, dated 4/30/18, due 5/1/18; proceeds $450,022; fully collateralized by various U.S. Government agency securities, 2.50% - 4.50% due 8/1/26 - 3/20/48; valued at $463,551)	$450,000	$450,000
Wells Fargo Bank NA, (1.74%, dated 4/30/18, due 5/1/18; proceeds $500,024; fully collateralized by various U.S. Government agency securities, 3.50% due 5/1/47 - 8/1/47; valued at $515,057)	500,000	500,000
Wells Fargo Securities LLC, (Interest in $1,700,000 joint repurchase agreement, 1.74% dated 4/30/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,700,082 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 3/1/48; valued at $1,750,777)	1,575,000	1,575,000
Wells Fargo Securities LLC, (1.79%, dated 3/23/18, due 6/14/18; proceeds $110,454; fully collateralized by various U.S. Government agency securities, 0.00% - 4.50% due 11/1/47 - 5/1/48; valued at $113,331)	110,000	110,000
Wells Fargo Securities LLC, (1.79%, dated 3/26/18, due 6/14/18; proceeds $250,994; fully collateralized by various U.S. Government agency securities, 0.00% - 4.50% due 1/1/33 - 5/1/48; valued at $257,940)	250,000	250,000
Total Repurchase Agreements (Cost $30,351,057)		30,351,057
U.S. Agency Securities (38.8%)
Federal Farm Credit Bank,
1 Month USD LIBOR - 0.15%, 1.75%, 6/19/18 (a)	80,000	79,999
1 Month USD LIBOR - 0.145%, 1.75%, 1/9/19 (a)	200,000	200,000
1 Month USD LIBOR - 0.135%, 1.76%, 3/8/19 (a)	100,000	99,997
1 Month USD LIBOR - 0.14%, 1.77%, 6/28/18 (a)	50,000	50,000
1 Month USD LIBOR - 0.126%, 1.77%, 5/13/19 (a)	125,000	125,000
1 Month USD LIBOR - 0.11%, 1.78%, 9/4/18 (a)	100,000	100,000
1 Month USD LIBOR - 0.10%, 1.80%, 8/30/19 (a)	180,000	179,993
1 Month USD LIBOR - 0.09%, 1.81%, 10/22/18 - 8/16/19 (a)	425,000	425,004
1 Month USD LIBOR - 0.08%, 1.81%, 11/12/19 (a)	270,000	270,000
1 Month USD LIBOR - 0.08%, 1.82%, 11/9/18 - 12/16/19 (a)	336,000	335,991
1 Month USD LIBOR - 0.09%, 1.82%, 5/30/19 (a)	300,000	299,984
1 Month USD LIBOR - 0.07%, 1.82%, 4/18/19 (a)	75,000	75,000
	Face Amount (000)	Value (000)
1 Month USD LIBOR - 0.06%, 1.83%, 4/3/19 (a)	$50,830	$50,857
1 Month USD LIBOR - 0.07%, 1.83%, 9/12/19 - 12/18/19 (a)	315,000	314,992
1 Month USD LIBOR - 0.06%, 1.84%, 12/26/19 (a)	250,000	249,992
1 Month USD LIBOR - 0.05%, 1.85%, 3/29/19 (a)	250,000	249,994
1 Month USD LIBOR - 0.04%, 1.86%, 5/1/20 (a)(b)	200,000	200,000
3 Month USD LIBOR + 0.05%, 1.89%, 10/18/19 (a)	100,000	99,971
1 Month USD LIBOR + 0.03%, 1.91%, 7/5/18 (a)	145,000	145,000
1 Month USD LIBOR + 0.03%, 1.93%, 5/29/18 (a)	180,000	180,000
1 Month USD LIBOR + 0.11%, 2.01%, 8/29/18 (a)	140,000	140,000
3 Month USD LIBOR - 0.17%, 2.12%, 6/26/19 (a)	100,000	100,000
1 Month USD LIBOR + 0.22%, 2.12%, 10/21/19 (a)	175,000	175,751
Federal Home Loan Bank,
3 Month USD LIBOR - 0.15%, 1.64%, 11/7/19 (a)	75,000	75,112
1.68%, 5/25/18 - 6/8/18 (c)	2,901,000	2,896,778
1 Month USD LIBOR - 0.175%, 1.72%, 6/8/18 (a)	200,000	200,000
1.73%, 6/13/18 - 6/14/18 (c)	547,125	545,996
1 Month USD LIBOR - 0.155%, 1.74%, 6/22/18 (a)	150,000	150,000
1 Month USD LIBOR - 0.15%, 1.75%, 5/25/18 - 10/26/18 (a)	356,000	356,000
1 Month USD LIBOR - 0.14%, 1.76%, 7/24/18 - 11/20/18 (a)	1,700,000	1,699,997
1 Month USD LIBOR - 0.135%, 1.77%, 12/27/18 (a)	350,000	350,000
1 Month USD LIBOR - 0.13%, 1.77%, 10/25/18 - 2/25/19 (a)	815,000	815,000
1 Month USD LIBOR - 0.13%, 1.78%, 10/30/18 (a)	250,000	250,000
1 Month USD LIBOR - 0.12%, 1.78%, 8/23/18 - 2/20/19 (a)	340,000	340,000
1 Month USD LIBOR - 0.115%, 1.78%, 1/25/19 (a)	395,000	395,000
1 Month USD LIBOR - 0.11%, 1.79%, 10/22/18 - 4/22/19 (a)	730,000	729,985
1 Month USD LIBOR - 0.105%, 1.79%, 1/24/19 (a)	340,000	340,000
1 Month USD LIBOR - 0.105%, 1.80%, 1/11/19 (a)	525,000	525,000
1 Month USD LIBOR - 0.10%, 1.80%, 12/21/18 - 12/27/18 (a)	570,000	569,981
1.80%, 6/20/18 (c)	200,000	199,501
1 Month USD LIBOR - 0.08%, 1.80%, 2/4/19 (a)	252,500	252,500
1 Month USD LIBOR - 0.09%, 1.81%, 11/8/18 - 7/19/19 (a)	450,000	450,000

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (cont'd)
1 Month USD LIBOR - 0.08%, 1.82%, 11/13/18 - 7/25/19 (a)	$1,579,000	$1,579,000
1 Month USD LIBOR - 0.07%, 1.83%, 2/25/19 (a)	303,600	303,630
1 Month USD LIBOR - 0.07%, 1.84%, 1/28/20 (a)	220,050	219,961
3 Month USD LIBOR - 0.17%, 1.86%, 6/5/18 (a)	390,000	389,998
1.87%, 8/27/18 - 9/6/18 (c)	551,000	547,546
1.89%, 9/10/18 (c)	300,000	297,943
1.93%, 9/26/18 (c)	465,000	461,349
1.94%, 9/21/18 (c)	200,000	198,467
1.96%, 9/27/18 (c)	1,611,000	1,598,083
3 Month USD LIBOR - 0.34%, 1.99%, 4/9/19 - 4/12/19 (a)	700,000	700,000
3 Month USD LIBOR - 0.32%, 2.02%, 7/10/19 (a)	500,000	500,000
Federal National Mortgage Association
1.75%, 6/13/18 (c)	175,000	174,636
Total U.S. Agency Securities (Cost $22,258,988)		22,258,988
U.S. Treasury Securities (8.7%)
U.S. Treasury Bills,
1.70%, 6/14/18 (d)	1,227,000	1,224,490
1.87%, 9/6/18 (d)	2,033,000	2,019,769
1.89%, 9/13/18 (d)	1,000,000	993,062
1.94%, 9/27/18 (d)	292,000	289,713
1.96%, 9/20/18 (d)	350,000	347,351
U.S. Treasury Note
1.70%, 5/31/18	150,000	149,912
Total U.S. Treasury Securities (Cost $5,024,297)		5,024,297
Total Investments (100.4%) (Cost $57,634,342) (e)(f)		57,634,342
Liabilities in Excess of Other Assets (–0.4%)		(227,305)
Net Assets (100.0%)		$57,407,037

(a)  Floating or Variable rate securities: The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(d)  Rate shown is the yield to maturity at April 30, 2018.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

LIBOR  London Interbank Offered Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	52.7%
U.S. Agency Securities	38.6
U.S. Treasury Securities	8.7
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited)

Government Securities Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreement (11.0%)
Federal Reserve Bank of New York, (1.50%, dated 4/30/18, due 5/1/18; proceeds $1,710,071; fully collateralized by various U.S. Government obligations, 3.13% - 5.25% due 11/15/28 - 11/15/41; valued at $1,714,996) (Cost $1,710,000)	$1,710,000	$1,710,000
U.S. Agency Securities (76.9%)
Federal Farm Credit Bank,
1.63%, 5/17/18 (a)	90,000	89,935
1.64%, 5/3/18 (a)	50,000	49,995
1.67%, 5/24/18 (a)	25,000	24,974
1 Month USD LIBOR - 0.18%, 1.73%, 6/28/18 (b)	75,000	74,999
1 Month USD LIBOR - 0.15%, 1.75%, 6/19/18 (b)	20,000	20,000
1 Month USD LIBOR - 0.14%, 1.76%, 7/10/18 (b)	35,000	35,000
1 Month USD LIBOR - 0.135%, 1.76%, 3/8/19 (b)	77,000	76,997
1 Month USD LIBOR - 0.14%, 1.77%, 6/28/18 (b)	25,000	25,000
1 Month USD LIBOR - 0.126%, 1.77%, 5/13/19 (b)	100,000	100,000
1 Month USD LIBOR - 0.11%, 1.78%, 9/4/18 (b)	50,000	50,000
1 Month USD LIBOR - 0.12%, 1.79%, 11/30/18 (b)	35,000	35,000
1 Month USD LIBOR - 0.10%, 1.80%, 8/30/19 - 9/25/19 (b)	170,000	169,960
1 Month USD LIBOR - 0.08%, 1.81%, 11/12/19 (b)	100,000	100,000
1 Month USD LIBOR - 0.08%, 1.82%, 11/9/18 - 12/16/19 (b)	134,000	133,996
1 Month USD LIBOR - 0.07%, 1.83%, 9/12/19 - 12/18/19 (b)	85,000	84,998
1 Month USD LIBOR - 0.06%, 1.84%, 12/26/19 (b)	150,000	149,995
1 Month USD LIBOR - 0.05%, 1.85%, 3/29/19 (b)	25,000	24,999
3 Month USD LIBOR + 0.05%, 1.89%, 10/18/19 (b)	26,700	26,692
1 Month USD LIBOR + 0.03%, 1.91%, 7/5/18 (b)	40,000	40,000
1 Month USD LIBOR + 0.07%, 1.96%, 10/22/18 (b)	25,000	25,019
1 Month USD LIBOR + 0.09%, 1.99%, 5/25/18 (b)	11,500	11,502
1 Month USD LIBOR + 0.11%, 2.01%, 8/29/18 (b)	125,000	125,000
1 Month USD LIBOR + 0.18%, 2.07%, 2/25/19 (b)	40,700	40,787
1 Month USD LIBOR + 0.20%, 2.09%, 6/18/18 (b)	47,400	47,421
3 Month USD LIBOR - 0.17%, 2.12%, 6/26/19 (b)	25,000	25,000
3 Month USD LIBOR - 0.20%, 2.13%, 7/6/18 (b)	50,000	50,000
	Face Amount (000)	Value (000)
Federal Home Loan Bank,
1.58%, 5/1/18 (a)	$947,500	$947,500
1.63%, 5/9/18 - 5/11/18 (a)	1,151,000	1,150,485
1.64%, 5/29/18 (a)	200,000	199,745
1.65%, 5/15/18 (a)	400,000	399,743
1.66%, 6/4/18 (a)	1,075,000	1,073,317
1.67%, 5/16/18 - 5/23/18 (a)	2,600,000	2,597,781
1.68%, 5/18/18 - 6/6/18 (a)	1,295,000	1,293,669
1.69%, 5/24/18 - 5/30/18 (a)	650,000	649,159
1.70%, 6/1/18 (a)	250,000	249,635
1 Month USD LIBOR - 0.17%, 1.72%, 6/1/18 (b)	140,000	140,000
1 Month USD LIBOR - 0.175%, 1.72%, 6/8/18 (b)	72,000	72,000
1.74%, 5/10/18 (a)	50,000	49,978
1 Month USD LIBOR - 0.155%, 1.74%, 6/22/18 (b)	95,000	95,000
1 Month USD LIBOR - 0.15%, 1.75%, 5/25/18 (b)	46,000	46,000
1 Month USD LIBOR - 0.14%, 1.76%, 7/24/18 - 10/19/18 (b)	290,000	289,996
1 Month USD LIBOR - 0.13%, 1.77%, 11/20/18 - 2/25/19 (b)	150,000	150,000
1 Month USD LIBOR - 0.11%, 1.79%, 10/22/18 (b)	200,000	200,000
1 Month USD LIBOR - 0.105%, 1.79%, 1/24/19 (b)	100,000	100,000
1 Month USD LIBOR - 0.105%, 1.80%, 1/11/19 (b)	100,000	100,000
1 Month USD LIBOR - 0.08%, 1.80%, 2/4/19 (b)	75,000	75,000
1 Month USD LIBOR - 0.09%, 1.81%, 11/8/18 (b)	50,000	50,000
1 Month USD LIBOR - 0.08%, 1.82%, 11/23/18 - 3/20/19 (b)	73,000	73,000
3 Month USD LIBOR - 0.17%, 1.86%, 6/5/18 (b)	65,000	65,000
Tennessee Valley Authority
1.67%, 5/8/18 (a)	228,000	227,926
Total U.S. Agency Securities (Cost $11,932,203)		11,932,203
U.S. Treasury Securities (12.1%)
U.S. Treasury Bills,
1.65%, 5/17/18 (c)	500,000	499,638
1.69%, 6/7/18 (c)	676,000	674,846
1.68%, 5/31/18 (c)	429,000	428,412
1.72%, 5/3/18 (c)	270,000	269,975
Total U.S. Treasury Securities (Cost $1,872,871)		1,872,871
Total Investments (100.0%) (Cost $15,515,074) (d)		15,515,074
Liabilities in Excess of Other Assets (0.0%) (e)		(1,356)
Net Assets (100.0%)		$15,513,718

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Government Securities Portfolio

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Floating or Variable rate securities: The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Rate shown is the yield to maturity at April 30, 2018.

(d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(e)  Amount is less than 0.05%.

LIBOR  London Interbank Offered Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	76.9%
U.S. Treasury Securities	12.1
Repurchase Agreement	11.0
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (51.4%)
ABN Amro Securities LLC, (Interest in $450,000 joint repurchase agreement, 1.71% dated 4/30/18 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $450,021 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/45; valued at $458,914)	$250,000	$250,000
Bank of Montreal, (1.72%, dated 4/12/18, due 6/14/18; proceeds $200,602; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 6/7/18 - 5/15/44; valued at $204,083) (Demand 5/7/18)	200,000	200,000
Bank of Montreal, (1.73%, dated 3/22/18, due 6/14/18; proceeds $200,807; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 5/31/18 - 2/15/43; valued at $203,935) (Demand 5/7/18)	200,000	200,000
Bank of Nova Scotia, (1.69%, dated 3/29/18, due 6/14/18; proceeds $1,053,795; fully collateralized by various U.S. Government obligations, 0.00% - 6.63% due 9/15/18 - 2/15/47; valued at $1,070,864) (Demand 5/7/18)	1,050,000	1,050,000
BNP Paribas, (1.66% (a), dated 1/24/18, due 6/14/18; proceeds $704,551; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 5/31/18 - 8/15/46; valued at $714,219) (Demand 5/7/18)	700,000	700,000
BNP Paribas, (Interest in $2,100,000 joint repurchase agreement, 1.71% dated 4/30/18 under which BNP Paribas, will repurchase the securities provided as collateral for $2,100,100 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/46; valued at $2,142,267)	1,000,000	1,000,000
BNP Paribas, (1.72%, dated 3/22/18, due 6/14/18; proceeds $401,605; fully collateralized by various U.S. Government obligations, 0.00% - 2.75% due 12/31/18 - 5/15/47; valued at $407,978) (Demand 5/7/18)	400,000	400,000
BNP Paribas, (1.76%, dated 3/22/18, due 6/14/18; proceeds $301,232; fully collateralized by various U.S. Government obligations, 0.00% - 9.13% due 5/15/18 - 8/15/46; valued at $306,397) (Demand 5/7/18)	300,000	300,000
Citigroup Global Markets, Inc., (1.68%, dated 4/26/18, due 5/3/18; proceeds $100,033; fully collateralized by various U.S. Government obligations, 1.25% - 3.00% due 3/31/19 - 11/15/44; valued at $102,014)	100,000	100,000
	Face Amount (000)	Value (000)
Credit Agricole Corp., (Interest in $2,050,000 joint repurchase agreement, 1.71% dated 4/30/18 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $2,050,097 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/44; valued at $2,090,712)	$687,000	$687,000
Deutsche Bank Securities, Inc., (1.72%, dated 4/30/18, due 5/1/18; proceeds $300,014; fully collateralized by various U.S. Government obligations, 0.00% due 11/15/18 - 11/15/45; valued at $305,899)	300,000	300,000
Goldman Sachs & Co., (1.40%, dated 4/30/18, due 5/1/18; proceeds $57,002; fully collateralized by various U.S. Government obligations, 0.00% due 2/15/38 - 8/15/41; valued at $58,200)	57,000	57,000
HSBC Securities USA, Inc., (1.71%, dated 4/30/18, due 5/7/18; proceeds $250,083; fully collateralized by various U.S. Government obligations, 2.75% - 2.88% due 4/30/25 - 8/15/47; valued at $255,002)	250,000	250,000
ING Financial Markets LLC, (1.70%, dated 4/30/18, due 5/1/18; proceeds $300,018; fully collateralized by various U.S. Government obligations, 1.38% - 3.13% due 1/15/20 - 5/15/43; valued at $306,005)	300,004	300,004
Natixis, (Interest in $2,550,000 joint repurchase agreement, 1.71% dated 4/30/18 under which Natixis, will repurchase the securities provided as collateral for $2,550,121 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/47; valued at $2,601,744)	1,000,000	1,000,000
Norinchukin Bank, (1.83%, dated 4/26/18, due 6/15/18; proceeds $25,064; fully collateralized by a U.S. Government obligation, 2.63% due 11/15/20; valued at $25,501)	25,000	25,000
Prudential Legacy Insurance Company of New Jersey, (1.75%, dated 4/30/18, due 5/1/18; proceeds $390,907; fully collateralized by various U.S. Government obligations, 0.01% due 5/15/27 - 11/15/45; valued at $398,705)	390,888	390,888
RBC Dominion Securities, (1.72%, dated 4/17/18, due 6/14/18; proceeds $200,554; fully collateralized by various U.S. Government obligations, 0.13% - 3.38% due 10/31/18 - 11/15/27; valued at $204,035) (Demand 5/7/18)	200,000	200,000
Wells Fargo Securities LLC, (Interest in $50,000 joint repurchase agreement, 1.72% dated 4/30/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $50,002 on 5/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 1/15/21; valued at $51,000)	50,000	50,000

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (1.78%, dated 3/23/18, due 6/14/18; proceeds $401,642; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 7/19/18 - 2/15/47; valued at $408,035)	$400,000	$400,000
Wells Fargo Securities LLC, (1.78%, dated 3/26/18, due 6/14/18; proceeds $376,483; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 5/24/18 - 2/15/48; valued at $382,472)	375,000	375,000
Total Repurchase Agreements (Cost $8,234,892)		8,234,892
U.S. Treasury Securities (48.6%)
U.S. Treasury Bills,
1.65%, 7/26/18 (b)	140,000	139,461
1.68%, 5/31/18 (b)	413,000	412,434
1.69%, 6/7/18 (b)	1,153,000	1,151,035
1.70%, 6/14/18 (b)	694,000	692,581
1.84%, 8/23/18 (b)	46,000	45,738
1.86%, 8/30/18 (b)	75,000	74,542
1.87%, 9/6/18 (b)	872,000	866,325
1.89%, 9/13/18 (b)	270,000	268,127
1.94%, 9/27/18 (b)	754,000	748,084
1.99%, 9/20/18 (b)	528,000	523,955
U.S. Treasury Notes,
0.88%, 5/31/18	150,000	149,921
1.13%, 6/15/18	100,000	99,952
3 Month Treasury Money Market Yield + 0.00%, 1.84%, 1/31/20 (a)	150,000	149,931
3 Month Treasury Money Market Yield + 0.05%, 1.89%, 10/31/19 (a)	396,780	396,954
3 Month Treasury Money Market Yield + 0.06%, 1.90%, 7/31/19 (a)	528,000	528,469
3 Month Treasury Money Market Yield + 0.07%, 1.91%, 4/30/19 (a)	575,000	575,542
3 Month Treasury Money Market Yield + 0.14%, 1.98%, 1/31/19 (a)	459,000	459,391
3 Month Treasury Money Market Yield + 0.17%, 2.01%, 7/31/18 - 10/31/18 (a)	511,000	511,250
Total U.S. Treasury Securities (Cost $7,793,692)		7,793,692
Total Investments (100.0%) (Cost $16,028,584) (c)		16,028,584
Liabilities in Excess of Other Assets (0.0%) (d)		(6,868)
Net Assets (100.0%)		$16,021,716

(a)  Floating or Variable rate securities: The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  Rate shown is the yield to maturity at April 30, 2018.

(c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(d)  Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	51.4%
U.S. Treasury Securities	48.6
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited)

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (100.0%)
U.S. Treasury Bills,
1.64%, 5/17/18 - 7/26/18 (a)	$1,720,000	$1,717,760
1.65%, 5/3/18 - 5/31/18 (a)	2,791,500	2,790,442
1.65%, 5/31/18 (a)(b)	850,000	848,911
1.66%, 5/10/18 (a)	600,000	599,754
1.68%, 6/7/18 (a)	1,708,000	1,705,110
1.69%, 5/24/18 - 6/14/18 (a)	2,278,000	2,274,544
1.79%, 7/19/18 (a)	523,060	521,040
1.84%, 8/30/18 (a)	200,000	198,790
1.86%, 8/2/18 (a)(b)	200,000	199,077
1.87%, 9/6/18 (a)	709,000	704,385
1.89%, 9/13/18 (a)	370,000	367,433
1.94%, 9/27/18 (a)	1,449,000	1,437,624
1.98%, 9/20/18 (a)	722,000	716,488
U.S. Treasury Notes,
0.75%, 8/31/18	75,000	74,725
0.88%, 5/31/18	130,000	129,933
1.13%, 6/15/18	90,000	89,957
1.50%, 8/31/18	100,000	99,875
3 Month Treasury Money Market Yield + 0.00%, 1.84%, 1/31/20 (c)	50,000	49,957
3 Month Treasury Money Market Yield + 0.05%, 1.89%, 10/31/19 (c)	276,780	276,927
3 Month Treasury Money Market Yield + 0.06%, 1.90%, 7/31/19 (c)	375,000	375,433
3 Month Treasury Money Market Yield + 0.07%, 1.91%, 4/30/19 (c)	785,000	785,793
3 Month Treasury Money Market Yield + 0.14%, 1.98%, 1/31/19 (c)	411,000	411,383
3 Month Treasury Money Market Yield + 0.17%, 2.01%, 7/31/18 - 10/31/18 (c)	1,614,331	1,615,133
2.38%, 5/31/18	180,000	180,112
Total Investments (100.0%) (Cost $18,170,586) (d)(e)		18,170,586
Other Assets in Excess of Liabilities (0.0%) (f)		2,920
Net Assets (100.0%)		$18,173,506

(a)  Rate shown is the yield to maturity at April 30, 2018.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Floating or Variable rate securities: The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(f)  Amount is less than 0.05%.
Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (100.0%)
Weekly Variable Rate Bonds (a) (60.3%)
Austin, TX, Water & Wastewater System Ser 2008 1.76%, 5/15/31	$3,200	$3,200
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C 1.78%, 6/1/41	10,000	10,000
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A 1.78%, 11/1/35	1,935	1,935
Utilities System Sub Lien Ser 2008 A 1.72%, 11/1/38	5,375	5,375
Columbia, SC, Waterworks & Sewer System Ser 2009 1.75%, 2/1/38	2,830	2,830
Delaware Health Facilities Authority, Christiana Care Health Services Ser 2010 B 1.75%, 10/1/40	5,000	5,000
District of Columbia, The Pew Charitable Trusts Ser 2008 A 1.75%, 4/1/38	1,600	1,600
District of Columbia Water & Sewer Authority, Public Utility SE 1.71%, 10/1/50	3,335	3,335
Public Utility Ser 2014 B-2 1.73%, 10/1/50	4,200	4,200
Emery County, UT, PacifiCorp Ser 1994 1.81%, 11/1/24	11,000	11,000
Gainesville, FL, Utilities System 2007 Ser A 1.73%, 10/1/36	5,000	5,000
Utilities System 2008 Ser B 1.78%, 10/1/38	2,000	2,000
Utilities System 2012 Ser B 1.73%, 10/1/42	3,475	3,475
Houston, TX, Combined Utility System First Lien Ser 2004 B-2 1.74%, 5/15/34	5,000	5,000
Combined Utility System First Lien Ser 2004 B-5 1.74%, 5/15/34	5,300	5,300
Indiana Finance Authority, Trinity Health Ser 2008 D-1 1.74%, 12/1/34	2,350	2,350
King County, WA, Junior Lien Sewer Ser 2001 B 1.75%, 1/1/32	5,500	5,500
Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-3 1.82%, 1/1/39	1,000	1,000
Massachusetts Water Resources Authority, Gen Ser 2008 A-3 1.76%, 8/1/37	1,000	1,000
Multi-Modal Sub 1999 Ser B 1.81%, 8/1/28	1,000	1,000
Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2 1.73%, 10/1/39	6,200	6,200
Missouri Health & Educational Facilities Authority, BJC Health System Ser 2008 A 1.74%, 5/15/38	7,600	7,600
	Face Amount (000)	Value (000)
Nebraska Investment Finance Authority, Single Family Housing Bonds Ser 2017 C 1.73%, 9/1/47	$3,505	$3,505
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC 1.75%, 6/15/41	2,335	2,335
New York City, NY, Fiscal 2012 Subser G-3 1.75%, 4/1/42	5,000	5,000
New York State Energy Research & Development Authority Facilities, Consolidated Edison Co., Ser 2005 Subser A-2 1.69%, 5/1/39 (b)	8,600	8,600
1.69%, 5/1/39	400	400
New York State Housing Finance Agency, 10 Barclay Street 2004 Ser A 1.75%, 11/15/37	1,900	1,900
625 West 57th Street Ser 2015 A-1 1.75%, 5/1/49	11,000	11,000
North Texas Tollway Authority, TX, Ser 2009 D 1.80%, 1/1/49	1,600	1,600
Orlando Utilities Commission, FL, Utility System Ser 2008-1 1.75%, 10/1/33	1,000	1,000
Utility System Ser 2008-2 1.74%, 10/1/33	3,170	3,170
Utility System Ser 2015-B 1.75%, 10/1/39	4,100	4,100
Texas, Veterans Ser 2015 B 1.73%, 6/1/46	8,850	8,850
Texas Transportation Commission, Mobility Fund Ser 2006-B 1.76%, 4/1/36	2,425	2,425
State Highway Fund First Tier Revenue Bonds Ser 2014 B-1 1.78%, 4/1/32	1,000	1,000
Utah Water Finance Agency, Ser 2008 B 1.77%, 10/1/37	6,345	6,345
Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs 1.76%, 6/1/23	7,500	7,500
		162,630
Daily Variable Rate Bonds (a) (32.7%)
Gulf Coast Industrial Development Authority, TX, Exxon Mobil Project Ser 2012 1.55%, 11/1/41	12,000	12,000
Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-1 1.62%, 12/1/24	11,475	11,475
Indiana Finance Authority, Environmental Refunding Duke Energy Indiana, Inc., Ser 2009 A-5 1.55%, 10/1/40	3,100	3,100
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012 1.61%, 11/1/19 (c)	12,000	12,000
Mississippi Business Finance Corporation, Chevron USA Ser 2010 G 1.55%, 11/1/35	12,000	12,000

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Daily Variable Rate Bonds (a) (cont'd)
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2014 Subser AA-6 1.55%, 6/15/48	$7,000	$7,000
Water & Sewer System Fiscal 2015 Subser BB-4 1.54%, 6/15/50	3,400	3,400
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G-5 1.56%, 5/1/34	10,300	10,300
New York City, NY, Fiscal 2008 Ser J Subser J-3 1.56%, 8/1/23	7,000	7,000
Triborough Bridge & Tunnel Authority, NY, Ser 2002 F 1.59%, 11/1/32	9,800	9,800
		88,075
Commercial Paper (5.5%)
District of Columbia Water & Sewer Authority, Ser 2018 B 1.68%, 5/1/18	1,800	1,800
Gainesville, FL, Utilities System 1992 Ser C 1.70%, 5/17/18	1,400	1,400
Honolulu City & County, HI, Hawaii General Obligation Commercial Paper Notes Ser B-1 1.70%, 5/23/18	4,600	4,600
Houston, TX, Combined Utility System Ser 2010 B-1 1.69%, 6/12/18	1,000	1,000
Combined Utility System, Commercial Paper Notes, Series B-4 1.80%, 6/19/18	1,800	1,800
Indiana Finance Authority, Trinity Health Ser 2008 D-2 1.71%, 5/8/18	1,000	1,000
Metropolitan Washington Airports Authority, DC, Dulles Toll Road Second Senior Lien Commercial Paper Notes Ser 1 1.67%, 5/24/18	1,000	1,000
New York State Power Authority, Ser 1 1.73%, 5/22/18	1,000	1,000
San Antonio, TX, Electric & Gas Systems Ser B 1.73%, 6/6/18	1,300	1,300
		14,900
Municipal Bonds & Notes (1.5%)
Massachusetts, 2007 Ser A
3 Month USD LIBOR x 0.67 + 0.46%, 1.65%, 11/1/18 (a)	1,000	1,000
Ser 2017-18 B RANs 2.00%, 5/21/18	1,700	1,700
Ser 2017-18 C RANs 2.00%, 6/25/18	360	360
Texas, Ser 2017 TRANs 4.00%, 8/30/18	1,000	1,008
	Face Amount (000)	Value (000)
Utah County, UT, IHC Health Services, Inc., Ser 2016 A 3.00%, 5/15/18	$100	$100
		4,168
Total Investments (100.0%) (Cost $269,773) (d)(e)		269,773
Liabilities in Excess of Other Assets (0.0%) (f)		(49)
Net Assets (100.0%)		$269,724

(a)  Floating or Variable rate securities: The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(f)  Amount is less than 0.05%.

BANs  Bond Anticipation Notes.

LIBOR  London Interbank Offered Rate.

PUTTERs  Puttable Tax-Exempt Receipts.

RANs  Revenue Anticipation Notes.

TRANs  Tax and Revenue Anticipation Notes.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Portfolio of Investments (unaudited) (cont'd)

Tax-Exempt Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	60.3%
Daily Variable Rate Bonds	32.7
Commercial Paper	5.5
Other*	1.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$79,735	29.6%
Texas	55,958	20.7
Florida	20,145	7.5
District of Columbia	18,135	6.7
Utah	17,445	6.5
Mississippi	12,000	4.4
California	10,000	3.7
Missouri	7,600	2.8
Maryland	7,500	2.8
Colorado	7,310	2.7
Indiana	6,450	2.4
Massachusetts	6,060	2.2
Washington	5,500	2.0
Delaware	5,000	1.9
Hawaii	4,600	1.7
Nebraska	3,505	1.3
South Carolina	2,830	1.1
	$269,773	100.0%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Assets and Liabilities (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)	Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$883,903		$5,698,721		$57,634,342	$15,515,074
Total Investments in Securities, at Value(1)	883,989		5,699,086		57,634,342	15,515,074
Cash	564		660		702	2,507
Interest Receivable	587		3,600		24,279	2,037
Receivable for Investments Sold	28,954		—		—	—
Receivable for Fund Shares Sold	—		—		238	—
Other Assets	150		538		1,890	1,015
Total Assets	914,244		5,703,884		57,661,451	15,520,633
Liabilities:
Dividends Payable	242		3,708		44,100	101
Payable for Custodian Fees	27		65		601	268
Payable for Advisory Fees	44		443		5,194	1,929
Payable for Professional Fees	42		40		46	41
Payable for Administration Fees	40		258		2,261	687
Payable for Fund Shares Redeemed	65		107		—	6
Payable for Transfer Agency Fees	68		131		66	8
Payable for Investments Purchased	—		—		200,000	—
Payable for Administration Plan Fees — Institutional Select Class	—	@	—	@	40	—	@
Payable for Administration Plan Fees — Investor Class	—		—		116	—	@
Payable for Administration Plan Fees — Administrative Class	—		—		18	—	@
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	—	@	215	8
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	—	@	—		303	3,409
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	2		2		4	—	@
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—		—		— @	—
Other Liabilities	63		389		1,450	458
Total Liabilities	593		5,143		254,414	6,915
Net Assets	$913,651		$5,698,741		$57,407,037	$15,513,718
Net Assets Consist Of:
Paid-in-Capital	$913,522		$5,698,522		$57,407,577	$15,513,443
Accumulated Undistributed Net Investment Income (Loss)	37		(326)		(84)	11
Accumulated Net Realized Gain (Loss)	6		180		(456)	264
Unrealized Appreciation (Depreciation) on: Investments	86		365		—	—
Net Assets	$913,651		$5,698,741		$57,407,037	$15,513,718
(1) Including: Repurchase Agreements, at Value	$309,000		$1,885,000		$30,351,057	$1,710,000

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Assets and Liabilities (unaudited) (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$898,269	$5,669,521	$52,849,646	$110,079
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	897,917,606	5,667,118,129	52,849,620,662	110,065,499
Net Asset Value, Offering and Redemption Price Per Share	$1.0004	$1.0004	$1.000	$1.000
INSTITUTIONAL SELECT CLASS:
Net Assets	$50	$11,709	$828,743	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	11,707,889	828,742,539	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.0002	$1.0001	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$1,703,668	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	1,703,666,849	50,000
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$156,684	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	156,685,780	50,000
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$52	$50	$1,048,149	$30,471
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	52,205	50,001	1,048,168,747	30,470,460
Net Asset Value, Offering and Redemption Price Per Share	$1.0006	$1.0000	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$50	$—	$792,902	$15,371,222
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	—	792,898,919	15,370,936,775
Net Asset Value, Offering and Redemption Price Per Share	$1.0002	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$15,230	$17,461	$27,195	$1,796
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	15,227,939	17,457,619	27,194,733	1,795,821
Net Asset Value, Offering and Redemption Price Per Share	$1.0002	$1.0002	$1.000	$1.000
SELECT CLASS:
Net Assets	$—	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Assets and Liabilities (unaudited)

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$16,028,584		$18,170,586		$269,773
Total Investments in Securities, at Value(1)	16,028,584		18,170,586		269,773
Cash	648		13,310		47
Interest Receivable	9,232		3,180		407
Receivable for Investments Sold	—		1,048,368		—
Other Assets	741		766		103
Total Assets	16,039,205		19,236,210		270,330
Liabilities:
Dividends Payable	13,748		10,633		54
Payable for Custodian Fees	176		238		6
Payable for Advisory Fees	1,945		2,162		—	@
Payable for Professional Fees	41		42		40
Payable for Administration Fees	673		753		8
Payable for Fund Shares Redeemed	42		290		12
Payable for Transfer Agency Fees	29		35		66
Payable for Investments Purchased	—		1,047,988		400
Payable for Administration Plan Fees — Institutional Select Class	11		10		—	@
Payable for Administration Plan Fees — Investor Class	1		3		—
Payable for Administration Plan Fees — Administrative Class	—	@	—	@	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	106		—	@	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	197		—	@	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	4		7		2
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—	@	—	@	—
Other Liabilities	516		543		18
Total Liabilities	17,489		1,062,704		606
Net Assets	$16,021,716		$18,173,506		$269,724
Net Assets Consist Of:
Paid-in-Capital	$16,021,439		$18,173,662		$269,801
Accumulated Undistributed Net Investment Income (Loss)	140		63		(59)
Accumulated Net Realized Gain (Loss)	137		(219)		(18)
Net Assets	$16,021,716		$18,173,506		$269,724
(1) Including: Repurchase Agreements, at Value	$8,234,892		$—		$—

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Assets and Liabilities (unaudited) (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$14,689,815	$17,831,514	$254,219
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	14,689,397,996	17,831,639,972	254,217,066
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0000
INSTITUTIONAL SELECT CLASS:
Net Assets	$273,239	$240,471	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	273,236,437	240,474,324	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0000
INVESTOR CLASS:
Net Assets	$15,851	$38,561	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	15,850,658	38,561,187	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADMINISTRATIVE CLASS:
Net Assets	$2,566	$3,362	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,565,893	3,362,237	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADVISORY CLASS:
Net Assets	$520,059	$4,413	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	520,042,782	4,412,587	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
PARTICIPANT CLASS:
Net Assets	$490,915	$238	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	490,904,216	237,980	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
CASH MANAGEMENT CLASS:
Net Assets	$29,221	$54,897	$15,455
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	29,216,479	54,899,441	15,454,141
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0000
SELECT CLASS:
Net Assets	$50	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Operations (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)		Government Securities Portfolio (000)
Investment Income:
Interest	$7,209		$47,923	$345,457		$126,179
Expenses:
Advisory Fees (Note B)	633		4,240	36,271		13,775
Administration Fees (Note C)	211		1,413	12,090		4,592
Registration and Filing Fees	33		42	76		221
Custodian Fees (Note F)	31		66	395		156
Administration Plan Fees — Institutional Select Class (Note D)	—	@	— @	478		—	@
Administration Plan Fees — Investor Class (Note D)	—		—	136		—	@
Administration Plan Fees — Administrative Class (Note D)	—		—	119		—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	— @	1,461		45
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	@	—	2,179		45,612
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	12		13	20		1
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—		—	—	@	—
Trustees' Fees and Expenses	9		61	606		237
Professional Fees	47		48	46		47
Pricing Fees	4		13	4		5
Transfer Agency Fees (Note E)	53		102	66		9
Shareholder Reporting Fees	5		5	40		27
Other Expenses	23		48	299		123
Total Expenses	1,061		6,051	54,286		64,850
Waiver of Advisory Fees (Note B)	(444)		(1,863)	(9,253)		(825)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—		—	—		(22,806)
Net Expenses	617		4,188	45,033		41,219
Net Investment Income	6,592		43,735	300,424		84,960
Realized Gain (Loss):
Investments Sold	6		(52)	103		99
Change in Unrealized Appreciation (Depreciation):
Investments	53		(60)	—		—
Net Increase in Net Assets Resulting from Operations	$6,651		$43,623	$300,527		$85,059

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Operations (unaudited)

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Investment Income:
Interest	$115,476		$131,027	$1,373
Expenses:
Advisory Fees (Note B)	11,892		13,836	163
Administration Fees (Note C)	3,964		4,612	54
Registration and Filing Fees	58		59	32
Custodian Fees (Note F)	127		153	6
Administration Plan Fees — Institutional Select Class (Note D)	67		60	— @
Administration Plan Fees — Investor Class (Note D)	10		23	—
Administration Plan Fees — Administrative Class (Note D)	2		1	—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	759		2	—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	1,200		1	— @
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	29		51	13
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—	@	— @	—
Trustees' Fees and Expenses	188		233	3
Professional Fees	46		45	46
Pricing Fees	2		1	2
Transfer Agency Fees (Note E)	29		35	52
Shareholder Reporting Fees	15		16	4
Other Expenses	120		126	12
Total Expenses	18,508		19,254	387
Waiver of Advisory Fees (Note B)	(788)		(667)	(163)
Waiver of Administration Fees (Note C)	—		—	(15)
Net Expenses	17,720		18,587	209
Net Investment Income	97,756		112,440	1,164
Realized Gain (Loss):
Investments Sold	315		(69)	(1)
Net Increase in Net Assets Resulting from Operations	$98,071		$112,371	$1,163

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,592	$4,748	$43,735	$37,166
Net Realized Gain (Loss)	6	30	(52)	217
Net Change in Unrealized Appreciation (Depreciation)	53	20	(60)	388
Net Increase in Net Assets Resulting from Operations	6,651	4,798	43,623	37,771
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(6,516)	(4,516)	(43,814)	(36,918)
Institutional Select Class:
Net Investment Income	(— @)	(1)	(14)	(84)
Advisory Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	—	—
Cash Management Class:
Net Investment Income	(109)	(231)	(122)	(164)
Total Distributions	(6,625)	(4,748)	(43,950)	(37,166)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	1,666,525	1,901,249	17,739,550	23,527,509
Distributions Reinvested	5,161	3,815	27,251	21,031
Redeemed	(1,394,812)	(1,733,866)	(16,702,315)	(20,816,446)
Institutional Select Class:
Subscribed	—	— @	15,345	50,049
Distributions Reinvested	—	—	13	46
Redeemed	—	(— @)	(3,700)	(60,087)
Advisory Class:
Subscribed	—	50	—	995
Distributions Reinvested	— @	— @	—	—
Redeemed	—	—	—	(5,417)
Participant Class:
Redeemed	—	(3)	—	—
Cash Management Class:
Subscribed	3,772	24,372	20,071	13,150
Distributions Reinvested	107	224	116	161
Redeemed	(6,629)	(36,276)	(17,535)	(17,670)
Net Increase in Net Assets Resulting from Capital Share Transactions	274,124	159,565	1,078,796	2,713,321
Total Increase in Net Assets	274,150	159,615	1,078,469	2,713,926
Net Assets:
Beginning of Period	639,501	479,886	4,620,272	1,906,346
End of Period	$913,651	$639,501	$5,698,741	$4,620,272
Accumulated Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$37	$70	$(326)	$(111)

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	1,665,924	1,900,523	17,732,063	23,516,762
Shares Issued on Distributions Reinvested	5,159	3,813	27,240	21,021
Shares Redeemed	(1,394,298)	(1,733,231)	(16,695,287)	(20,806,966)
Net Increase in Institutional Class Shares Outstanding	276,785	171,105	1,064,016	2,730,817
Institutional Select Class:
Shares Subscribed	—	— @@	15,345	50,025
Shares Issued on Distributions Reinvested	—	—	13	46
Shares Redeemed	—	(— @@)	(3,700)	(60,051)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	—	—	11,658	(9,980)
Advisory Class:
Shares Subscribed	—	50	—	996
Shares Issued on Distributions Reinvested	— @@	— @@	—	—
Shares Redeemed	—	—	—	(5,417)
Net Increase (Decrease) in Advisory Class Shares Outstanding	— @@	50	—	(4,421)
Participant Class:
Shares Redeemed	—	(3)	—	—
Net Decrease in Participant Class Shares Outstanding	—	(3)	—	—
Cash Management Class:
Shares Subscribed	3,772	24,370	20,068	13,146
Shares Issued on Distributions Reinvested	107	224	116	161
Shares Redeemed	(6,629)	(36,271)	(17,531)	(17,667)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(2,750)	(11,677)	2,653	(4,360)

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$300,424	$315,824	$84,960	$71,971
Net Realized Gain (Loss)	103	(264)	99	164
Net Increase in Net Assets Resulting from Operations	300,527	315,560	85,059	72,135
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(277,269)	(298,807)	(505)	(486)
Institutional Select Class:
Net Investment Income	(11,205)	(9,618)	(— @)	(— @)
Investor Class:
Net Investment Income	(1,957)	(376)	(— @)	(— @)
Administrative Class:
Net Investment Income	(857)	(1,227)	(— @)	(— @)
Advisory Class:
Net Investment Income	(5,776)	(4,828)	(169)	(72)
Participant Class:
Net Investment Income	(3,210)	(660)	(84,277)	(71,403)
Cash Management Class:
Net Investment Income	(150)	(308)	(9)	(10)
Select Class:
Net Investment Income	(— @)	(— @)	—	—
Total Distributions	(300,424)	(315,824)	(84,960)	(71,971)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	328,980,819	623,480,818	333,810	1,502,735
Distributions Reinvested	104,871	114,503	206	222
Redeemed	(316,317,064)	(633,397,182)	(276,826)	(1,515,860)
Institutional Select Class:
Subscribed	4,572,962	11,923,724	—	—
Distributions Reinvested	1,235	1,736	—	—
Redeemed	(5,735,947)	(11,555,854)	—	—
Investor Class:
Subscribed	2,153,233	434,968	—	—
Distributions Reinvested	281	376	—	—
Redeemed	(529,165)	(395,608)	—	—
Administrative Class:
Subscribed	201,712	2,335,592	—	—
Distributions Reinvested	609	1,063	—	—
Redeemed	(215,347)	(2,190,830)	—	—
Advisory Class:
Subscribed	3,181,117	3,505,541	55,837	105,185
Distributions Reinvested	465	390	—	—
Redeemed	(3,329,398)	(3,462,372)	(65,043)	(65,558)
Participant Class:
Subscribed	724,920	1,378,387	57,992,129	107,869,714
Distributions Reinvested	6	3	84,277	71,561
Redeemed	(851,690)	(460,460)	(60,471,410)	(113,945,512)
Cash Management Class:
Subscribed	24,667	86,394	—	10,000
Distributions Reinvested	144	280	9	10
Redeemed	(26,149)	(189,781)	(310)	(13,228)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	12,942,281	(8,388,312)	(2,347,321)	(5,980,731)
Total Increase (Decrease) in Net Assets	12,942,384	(8,388,576)	(2,347,222)	(5,980,567)
Net Assets:
Beginning of Period	44,464,653	52,853,229	17,860,940	23,841,507
End of Period	$57,407,037	$44,464,653	$15,513,718	$17,860,940
Accumulated Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$(84)	$(84)	$11	$11

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	328,980,819	623,480,818	333,810	1,502,735
Shares Issued on Distributions Reinvested	104,871	114,503	206	222
Shares Redeemed	(316,317,064)	(633,397,182)	(276,826)	(1,515,860)
Net Increase (Decrease) in Institutional Class Shares Outstanding	12,768,626	(9,801,861)	57,190	(12,903)
Institutional Select Class:
Shares Subscribed	4,572,962	11,923,724	—	—
Shares Issued on Distributions Reinvested	1,235	1,736	—	—
Shares Redeemed	(5,735,947)	(11,555,854)	—	—
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(1,161,750)	369,606	—	—
Investor Class:
Shares Subscribed	2,153,233	434,968	—	—
Shares Issued on Distributions Reinvested	281	376	—	—
Shares Redeemed	(529,165)	(395,608)	—	—
Net Increase in Investor Class Shares Outstanding	1,624,349	39,736	—	—
Administrative Class:
Shares Subscribed	201,712	2,335,592	—	—
Shares Issued on Distributions Reinvested	609	1,063	—	—
Shares Redeemed	(215,347)	(2,190,830)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(13,026)	145,825	—	—
Advisory Class:
Shares Subscribed	3,181,117	3,505,541	55,837	105,185
Shares Issued on Distributions Reinvested	465	390	—	—
Shares Redeemed	(3,329,398)	(3,462,372)	(65,043)	(65,558)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(147,816)	43,559	(9,206)	39,627
Participant Class:
Shares Subscribed	724,920	1,378,387	57,992,129	107,869,714
Shares Issued on Distributions Reinvested	6	3	84,277	71,561
Shares Redeemed	(851,690)	(460,460)	(60,471,410)	(113,945,512)
Net Increase (Decrease) in Participant Class Shares Outstanding	(126,764)	917,930	(2,395,004)	(6,004,237)
Cash Management Class:
Shares Subscribed	24,667	86,394	—	10,000
Shares Issued on Distributions Reinvested	144	280	9	10
Shares Redeemed	(26,149)	(189,781)	(310)	(13,228)
Net Decrease in Cash Management Class Shares Outstanding	(1,338)	(103,107)	(301)	(3,218)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$97,756	$97,967	$112,440	$113,204
Net Realized Gain (Loss)	315	(185)	(69)	(154)
Net Increase in Net Assets Resulting from Operations	98,071	97,782	112,371	113,050
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(91,028)	(93,222)	(110,411)	(111,087)
Institutional Select Class:
Net Investment Income	(1,598)	(1,754)	(1,405)	(1,354)
Investor Class:
Net Investment Income	(108)	(103)	(247)	(317)
Administrative Class:
Net Investment Income	(16)	(20)	(7)	(— @)
Advisory Class:
Net Investment Income	(2,994)	(2,162)	(8)	(13)
Participant Class:
Net Investment Income	(1,802)	(402)	(1)	(1)
Cash Management Class:
Net Investment Income	(210)	(304)	(361)	(432)
Select Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Total Distributions	(97,756)	(97,967)	(112,440)	(113,204)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	75,325,583	154,058,421	56,628,544	97,952,384
Distributions Reinvested	34,215	34,638	55,239	48,521
Redeemed	(73,094,238)	(159,980,614)	(57,012,553)	(99,222,446)
Institutional Select Class:
Subscribed	781,387	1,374,546	45,619	206,311
Distributions Reinvested	410	612	1,080	1,314
Redeemed	(824,727)	(1,328,921)	(46,069)	(245,555)
Investor Class:
Subscribed	10,141	32,449	5,646	37,111
Distributions Reinvested	107	103	226	311
Redeemed	(20,640)	(28,028)	(30,491)	(41,249)
Administrative Class:
Subscribed	186	3,891	3,312	94
Distributions Reinvested	12	11	—	—
Redeemed	(1,972)	(1,404)	(77)	(17)
Advisory Class:
Subscribed	1,364,724	3,017,474	21,299	124,949
Distributions Reinvested	82	72	—	— @
Redeemed	(1,423,248)	(2,982,902)	(18,692)	(176,153)
Participant Class:
Subscribed	345,562	602,329	371	781
Distributions Reinvested	4	4	1	1
Redeemed	(339,119)	(120,756)	(441)	(1,164)
Cash Management Class:
Subscribed	11,839	29,712	35,620	83,491
Distributions Reinvested	205	296	358	429
Redeemed	(29,686)	(45,374)	(61,933)	(102,097)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,140,827	(5,333,441)	(372,941)	(1,332,984)
Total Increase (Decrease) in Net Assets	2,141,142	(5,333,626)	(373,010)	(1,333,138)
Net Assets:
Beginning of Period	13,880,574	19,214,200	18,546,516	19,879,654
End of Period	$16,021,716	$13,880,574	$18,173,506	$18,546,516
Accumulated Undistributed Net Investment Income Included in End of Period Net Assets	$140	$140	$63	$63

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	75,325,583	154,058,421	56,628,544	97,952,384
Shares Issued on Distributions Reinvested	34,215	34,638	55,239	48,521
Shares Redeemed	(73,094,238)	(159,980,614)	(57,012,553)	(99,222,446)
Net Increase (Decrease) in Institutional Class Shares Outstanding	2,265,560	(5,887,555)	(328,770)	(1,221,541)
Institutional Select Class:
Shares Subscribed	781,387	1,374,546	45,619	206,311
Shares Issued on Distributions Reinvested	410	612	1,080	1,314
Shares Redeemed	(824,727)	(1,328,921)	(46,069)	(245,555)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(42,930)	46,237	630	(37,930)
Investor Class:
Shares Subscribed	10,141	32,449	5,646	37,111
Shares Issued on Distributions Reinvested	107	103	226	311
Shares Redeemed	(20,640)	(28,028)	(30,491)	(41,249)
Net Increase (Decrease) in Investor Class Shares Outstanding	(10,392)	4,524	(24,619)	(3,827)
Administrative Class:
Shares Subscribed	186	3,891	3,312	94
Shares Issued on Distributions Reinvested	12	11	—	—
Shares Redeemed	(1,972)	(1,404)	(77)	(17)
Net Increase (Decrease) in Administrative Class Shares Outstanding	(1,774)	2,498	3,235	77
Advisory Class:
Shares Subscribed	1,364,724	3,017,474	21,299	124,949
Shares Issued on Distributions Reinvested	82	72	—	— @@
Shares Redeemed	(1,423,248)	(2,982,902)	(18,692)	(176,153)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(58,442)	34,644	2,607	(51,204)
Participant Class:
Shares Subscribed	345,562	602,329	371	781
Shares Issued on Distributions Reinvested	4	4	1	1
Shares Redeemed	(339,119)	(120,756)	(441)	(1,164)
Net Increase (Decrease) in Participant Class Shares Outstanding	6,447	481,577	(69)	(382)
Cash Management Class:
Shares Subscribed	11,839	29,712	35,620	83,491
Shares Issued on Distributions Reinvested	205	296	358	429
Shares Redeemed	(29,686)	(45,374)	(61,933)	(102,097)
Net Decrease in Cash Management Class Shares Outstanding	(17,642)	(15,366)	(25,955)	(18,177)

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2018 (unaudited) (000)	Year Ended October 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,164	$824
Net Realized Gain (Loss)	(1)	3
Net Increase in Net Assets Resulting from Operations	1,163	827
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(1,087)	(715)
Institutional Select Class:
Net Investment Income	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	—
Cash Management Class:
Net Investment Income	(77)	(109)
Total Distributions	(1,164)	(824)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	302,747	257,560
Distributions Reinvested	887	568
Redeemed	(193,622)	(173,195)
Advisory Class:
Redeemed	—	(— @)
Cash Management Class:
Subscribed	1,390	5,939
Distributions Reinvested	76	107
Redeemed	(6,787)	(15,965)
Net Increase in Net Assets Resulting from Capital Share Transactions	104,691	75,014
Total Increase in Net Assets	104,690	75,017
Net Assets:
Beginning of Period	165,034	90,017
End of Period	$269,724	$165,034
Accumulated Net Investment Loss Included in End of Period Net Assets	$(59)	$(59)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	302,747	257,560
Shares Issued on Distributions Reinvested	887	568
Shares Redeemed	(193,622)	(173,195)
Net Increase in Institutional Class Shares Outstanding	110,012	84,933
Advisory Class:
Shares Redeemed	—	(— @@)
Net Decrease in Advisory Class Shares Outstanding	—	(— @@)
Cash Management Class:
Shares Subscribed	1,390	5,939
Shares Issued on Distributions Reinvested	76	107
Shares Redeemed	(6,787)	(15,965)
Net Decrease in Cash Management Class Shares Outstanding	(5,321)	(9,919)

@    Amount is less than $500.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$1.0004	$0.0078	(2)	$(0.0001	)(3)	$(0.0077)		$1.0004	0.77	%(8)
Year Ended 10/31/17	1.0002	0.0105	(2)	(0.0001	)(3)	(0.0102)		1.0004	1.05%
Year Ended 10/31/16(1)	1.0000	0.0041	(2)	0.0002	(3)	(0.0041)		1.0002	0.43%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.14%
Year Ended 10/31/14	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Year Ended 10/31/13	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$1.0002	$0.0075	(2)	$(0.0001	)(3)	$(0.0074)		$1.0002	0.74	%(8)
Year Ended 10/31/17	1.0000	0.0100	(2)	(0.0001	)(3)	(0.0097)		1.0002	1.00%
Year Ended 10/31/16(1)	1.0000	0.0036	(2)	0.0000	(3)	(0.0036)		1.0000	0.36%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.09%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/13	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.05%
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$1.0006	$0.0065	(2)	$(0.0001	)(3)	$(0.0064)		$1.0006	0.64	%(8)
Year Ended 10/31/17	1.0004	0.0080	(2)	0.0001	(3)	(0.0079)		1.0006	0.81%
Year Ended 10/31/16(1)	1.0000	0.0017	(2)	0.0004	(3)	(0.0017)		1.0004	0.22%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/18 (unaudited)	$1.0002	$0.0052	(2)	$(0.0000	)(3)	$(0.0052)		$1.0002	0.52	%(8)
Year Ended 10/31/17	1.0000	0.0055	(2)	(0.0001	)(3)	(0.0052)		1.0002	0.55%
Year Ended 10/31/16(1)	1.0000	0.0002	(2)(3)	0.0000	(3)	(0.0002	)(3)	1.0000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$1.0001	$0.0070	(2)	$0.0000	(3)	$(0.0069)		$1.0002	0.70	%(8)
Year Ended 10/31/17	1.0000	0.0090	(2)	(0.0002	)(3)	(0.0087)		1.0001	0.89%
Year Ended 10/31/16(1)	1.0000	0.0026	(2)	0.0000	(3)	(0.0026)		1.0000	0.26%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$898,269	0.14	%(9)	0.25	%(9)	1.57	%(9)	1.46	%(9)
Year Ended 10/31/17	621,369	0.10%		0.32%		1.06%		0.84%
Year Ended 10/31/16(1)	450,127	0.12%		0.22%		0.41%		0.31%
Year Ended 10/31/15	3,383,757	0.13%		0.22%		0.14%		0.05%
Year Ended 10/31/14	2,215,637	0.17%		0.22%		0.06%		0.01%
Year Ended 10/31/13	2,487,337	0.16%		0.22%		0.11%		0.05%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$50	0.19	%(4)(9)	0.30	%(9)	1.52	%(9)	1.41	%(9)
Year Ended 10/31/17	50	0.15	%(4)	0.37%		1.01%		0.79%
Year Ended 10/31/16(1)	50	0.17	%(4)	0.27%		0.36%		0.26%
Year Ended 10/31/15	50	0.18	%(4)	0.27%		0.09%		0.00	%(5)
Year Ended 10/31/14	50	0.21	%(4)	0.27%		0.02%		(0.04)%
Year Ended 10/31/13	100	0.21%		0.27%		0.06%		0.00	%(5)
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$52	0.39	%(4)(9)	0.50	%(9)	1.32	%(9)	1.21	%(9)
Year Ended 10/31/17	52	0.35	%(4)	0.57%		0.81%		0.59%
Year Ended 10/31/16(1)	2	0.37	%(4)	0.47%		0.16%		0.06%
Year Ended 10/31/15	493	0.26	%(4)	0.47%		0.01%		(0.20)%
Year Ended 10/31/14	437	0.22	%(4)	0.47%		0.01%		(0.24)%
Year Ended 10/31/13	2,252	0.25	%(4)	0.47%		0.02%		(0.20)%
Participant Class
Six Months Ended 4/30/18 (unaudited)	$50	0.64	%(4)(9)	0.75	%(9)	1.07	%(9)	0.96	%(9)
Year Ended 10/31/17	50	0.60	%(4)	0.82%		0.56%		0.34%
Year Ended 10/31/16(1)	53	0.53	%(4)	0.72%		0.00	%(5)	(0.19)%
Year Ended 10/31/15	620	0.26	%(4)	0.72%		0.01%		(0.45)%
Year Ended 10/31/14	1,981	0.22	%(4)	0.72%		0.01%		(0.49)%
Year Ended 10/31/13	4,555	0.24	%(4)	0.72%		0.03%		(0.45)%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$15,230	0.29	%(4)(9)	0.40	%(9)	1.42	%(9)	1.31	%(9)
Year Ended 10/31/17	17,980	0.25	%(4)	0.47%		0.91%		0.69%
Year Ended 10/31/16(1)	29,654	0.27	%(4)	0.37%		0.26%		0.16%
Year Ended 10/31/15	23,473	0.26	%(4)	0.37%		0.01%		(0.10)%
Year Ended 10/31/14	28,575	0.22	%(4)	0.37%		0.01%		(0.14)%
Year Ended 10/31/13	29,850	0.27	%(4)	0.37%		0.00	%(5)	(0.10)%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$1.0005	$0.0077	(2)	$(0.0002	)(3)	$(0.0076)		$1.0004	0.75	%(8)
Year Ended 10/31/17	1.0002	0.0109	(2)	(0.0005	)(3)	(0.0101)		1.0005	1.05%
Year Ended 10/31/16(1)	1.0000	0.0036	(2)	0.0002	(3)	(0.0036)		1.0002	0.38%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.07%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.05%
Year Ended 10/31/13	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.09%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$1.0000	$0.0074	(2)	$0.0001	(3)	$(0.0074)		$1.0001	0.75	%(8)
Year Ended 10/31/17	1.0005	0.0104	(2)	(0.0033)		(0.0076)		1.0000	0.71%
Year Ended 10/31/16(1)	1.0000	0.0031	(2)	0.0005	(3)	(0.0031)		1.0005	0.36%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$1.0000	$0.0064	(2)	$0.0000	(3)	$(0.0064)		$1.0000	0.64	%(8)
Year Ended 10/31/17	1.0000	0.0086	(2)	(0.0038)		(0.0048)		1.0000	0.49%
Year Ended 10/31/16(1)	1.0000	0.0013	(2)	0.0000	(3)	(0.0013)		1.0000	0.13%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$1.0003	$0.0069	(2)	$(0.0001	)(3)	$(0.0069)		$1.0002	0.68	%(8)
Year Ended 10/31/17	1.0000	0.0094	(2)	(0.0005	)(3)	(0.0086)		1.0003	0.90%
Year Ended 10/31/16(1)	1.0000	0.0022	(2)	0.000	(3)	(0.0022)		1.0000	0.22%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$5,669,521	0.15	%(9)	0.21	%(9)	1.56	%(9)	1.50	%(9)
Year Ended 10/31/17	4,605,363	0.12%		0.23%		1.09%		0.98%
Year Ended 10/31/16(1)	1,872,676	0.18%		0.21%		0.34%		0.31%
Year Ended 10/31/15	18,646,743	0.18%		0.21%		0.07%		0.04%
Year Ended 10/31/14	20,114,751	0.17%		0.21%		0.04%		0.00	%(5)
Year Ended 10/31/13	25,176,395	0.16%		0.21%		0.09%		0.04%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$11,709	0.20	%(4)(9)	0.26	%(9)	1.51	%(9)	1.45	%(9)
Year Ended 10/31/17	50	0.17	%(4)	0.28%		1.04%		0.93%
Year Ended 10/31/16(1)	10,036	0.23	%(4)	0.26%		0.29%		0.26%
Year Ended 10/31/15	237,736	0.20	%(4)	0.26%		0.05%		(0.01)%
Year Ended 10/31/14	704,917	0.18	%(4)	0.26%		0.03%		(0.05)%
Year Ended 10/31/13	225,497	0.21%		0.26%		0.04%		(0.01)%
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$50	0.40	%(4)(9)	0.46	%(9)	1.31	%(9)	1.25	%(9)
Year Ended 10/31/17	50	0.37	%(4)	0.48%		0.84%		0.73%
Year Ended 10/31/16(1)	4,471	0.41	%(4)	0.46%		0.11%		0.06%
Year Ended 10/31/15	229,592	0.22	%(4)	0.46%		0.03%		(0.21)%
Year Ended 10/31/14	150,947	0.19	%(4)	0.46%		0.02%		(0.25)%
Year Ended 10/31/13	32,791	0.22	%(4)	0.46%		0.03%		(0.21)%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$17,461	0.30	%(4)(9)	0.36	%(9)	1.41	%(9)	1.35	%(9)
Year Ended 10/31/17	14,809	0.27	%(4)	0.38%		0.94%		0.83%
Year Ended 10/31/16(1)	19,163	0.32	%(4)	0.36%		0.20%		0.16%
Year Ended 10/31/15	23,375	0.22	%(4)	0.36%		0.03%		(0.11)%
Year Ended 10/31/14	8,288	0.20	%(4)	0.36%		0.01%		(0.15)%
Year Ended 10/31/13	1,830	0.24	%(4)	0.36%		0.01%		(0.11)%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$(0.000	)(3)	$(0.006)		$1.000	0.62	%(8)
Year Ended 10/31/17	1.000	0.006	(2)	0.001		(0.007)		1.000	0.65%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.23%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$(0.000	)(3)	$(0.006)		$1.000	0.60	%(8)
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.18%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Investor Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$(0.000	)(3)	$(0.006)		$1.000	0.57	%(8)
Year Ended 10/31/17	1.000	0.005	(2)	0.001		(0.006)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Administrative Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$(0.000	)(3)	$(0.006)		$1.000	0.55	%(8)
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.005	(2)	$(0.000	)(3)	$(0.005)		$1.000	0.50	%(8)
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.40%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Participant Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.004	(2)	$(0.000	)(3)	$(0.004)		$1.000	0.37	%(8)
Year Ended 10/31/17	1.000	0.001	(2)	0.001		(0.002)		1.000	0.19%
Year Ended 10/31/16(1)	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$(0.000	)(3)	$(0.006)		$1.000	0.55	%(8)
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Select Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.002	(2)	$(0.000	)(3)	$(0.002)		$1.000	0.22	%(8)
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.01	%(8)

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$52,849,646	0.17	%(9)	0.21	%(9)	1.26	%(9)	1.22	%(9)
Year Ended 10/31/17	40,080,925	0.18%		0.21%		0.63%		0.60%
Year Ended 10/31/16(1)	49,883,028	0.17%		0.21%		0.22%		0.18%
Year Ended 10/31/15	38,645,857	0.08%		0.21%		0.04%		(0.09)%
Year Ended 10/31/14	29,191,916	0.04%		0.21%		0.04%		(0.13)%
Year Ended 10/31/13	21,692,448	0.08%		0.21%		0.04%		(0.09)%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$828,743	0.22	%(4)(9)	0.26	%(9)	1.21	%(9)	1.17	%(9)
Year Ended 10/31/17	1,990,491	0.23	%(4)	0.26%		0.58%		0.55%
Year Ended 10/31/16(1)	1,620,891	0.22	%(4)	0.26%		0.17%		0.13%
Year Ended 10/31/15	556,034	0.08	%(4)	0.26%		0.04%		(0.14)%
Year Ended 10/31/14	744,944	0.04	%(4)	0.26%		0.04%		(0.18)%
Year Ended 10/31/13	270,517	0.08	%(4)	0.26%		0.04%		(0.14)%
Investor Class
Six Months Ended 4/30/18 (unaudited)	$1,703,668	0.27	%(4)(9)	0.31	%(9)	1.16	%(9)	1.12	%(9)
Year Ended 10/31/17	79,317	0.28	%(4)	0.31%		0.53%		0.50%
Year Ended 10/31/16(1)	39,589	0.26	%(4)	0.31%		0.13%		0.08%
Year Ended 10/31/15	42,230	0.08	%(4)	0.31%		0.04%		(0.19)%
Year Ended 10/31/14	65,642	0.04	%(4)	0.31%		0.04%		(0.23)%
Year Ended 10/31/13	50,578	0.08	%(4)	0.31%		0.04%		(0.19)%
Administrative Class
Six Months Ended 4/30/18 (unaudited)	$156,684	0.32	%(4)(9)	0.36	%(9)	1.11	%(9)	1.07	%(9)
Year Ended 10/31/17	169,710	0.33	%(4)	0.36%		0.48%		0.45%
Year Ended 10/31/16(1)	23,887	0.32	%(4)	0.36%		0.07%		0.03%
Year Ended 10/31/15	497	0.08	%(4)	0.36%		0.04%		(0.24)%
Year Ended 10/31/14	17,251	0.04	%(4)	0.36%		0.04%		(0.28)%
Year Ended 10/31/13	17,298	0.08	%(4)	0.36%		0.04%		(0.24)%
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$1,048,149	0.42	%(4)(9)	0.46	%(9)	1.01	%(9)	0.97	%(9)
Year Ended 10/31/17	1,195,962	0.43	%(4)	0.46%		0.38%		0.35%
Year Ended 10/31/16(1)	1,152,411	0.35	%(4)	0.46%		0.04%		(0.07)%
Year Ended 10/31/15	2,172,211	0.08	%(4)	0.46%		0.04%		(0.34)%
Year Ended 10/31/14	1,032,529	0.04	%(4)	0.46%		0.04%		(0.38)%
Year Ended 10/31/13	305,971	0.08	%(4)	0.46%		0.04%		(0.34)%
Participant Class
Six Months Ended 4/30/18 (unaudited)	$792,902	0.67	%(4)(9)	0.71	%(9)	0.76	%(9)	0.72	%(9)
Year Ended 10/31/17	919,665	0.68	%(4)	0.71%		0.13%		0.10%
Year Ended 10/31/16(1)	1,733	0.43	%(4)	0.71%		(0.04)%		(0.32)%
Year Ended 10/31/15	50	0.08	%(4)	0.71%		0.04%		(0.59)%
Year Ended 10/31/14	50	0.04	%(4)	0.71%		0.04%		(0.63)%
Year Ended 10/31/13	100	0.08	%(4)	0.71%		0.04%		(0.59)%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$27,195	0.32	%(4)(9)	0.36	%(9)	1.11	%(9)	1.07	%(9)
Year Ended 10/31/17	28,533	0.33	%(4)	0.36%		0.48%		0.45%
Year Ended 10/31/16(1)	131,640	0.30	%(4)	0.36%		0.09%		0.03%
Year Ended 10/31/15	143,092	0.08	%(4)	0.36%		0.04%		(0.24)%
Year Ended 10/31/14	160,921	0.04	%(4)	0.36%		0.04%		(0.28)%
Year Ended 10/31/13	52,948	0.08	%(4)	0.36%		0.04%		(0.24)%
Select Class
Six Months Ended 4/30/18 (unaudited)	$50	0.97	%(4)(9)	1.01	%(9)	0.46	%(9)	0.42	%(9)
Year Ended 10/31/17	50	0.79	%(4)	1.01%		0.02%		(0.20)%
For the Period Ended 10/31/16(1)	50	0.43	%(4)(9)	1.01	%(9)	(0.04	)%(9)	(0.62	)%(9)

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$0.000	(3)	$(0.006)		$1.000	0.59	%(8)
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.001)		(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$0.000	(3)	$(0.006)		$1.000	0.56	%(8)
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Investor Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.005	(2)	$0.000	(3)	$(0.005)		$1.000	0.54	%(8)
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Administrative Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.005	(2)	$0.000	(3)	$(0.005)		$1.000	0.51	%(8)
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.005	(2)	$0.000	(3)	$(0.005)		$1.000	0.46	%(8)
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.35%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.005	(2)	$0.000	(3)	$(0.005)		$1.000	0.46	%(8)
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.36%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.005	(2)	$0.000	(3)	$(0.005)		$1.000	0.51	%(8)
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$110,079	0.20	%(9)	0.21	%(9)	1.17	%(9)	1.16	%(9)
Year Ended 10/31/17	52,889	0.20%		0.22%		0.57%		0.55%
Year Ended 10/31/16(1)	65,792	0.18%		0.21%		0.17%		0.14%
Year Ended 10/31/15	21,314	0.05%		0.86%		0.01%		(0.80)%
Year Ended 10/31/14	45,487	0.03%		0.54%		0.01%		(0.50)%
Year Ended 10/31/13	64,687	0.09%		0.34%		0.01%		(0.24)%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$50	0.25	%(4)(9)	0.26	%(9)	1.12	%(9)	1.11	%(9)
Year Ended 10/31/17	50	0.25	%(4)	0.27%		0.52%		0.50%
Year Ended 10/31/16(1)	50	0.23	%(4)	0.26%		0.12%		0.09%
Year Ended 10/31/15	50	0.05	%(4)	0.91%		0.01%		(0.85)%
Year Ended 10/31/14	50	0.03	%(4)	0.59%		0.01%		(0.55)%
Year Ended 10/31/13	100	0.09	%(4)	0.39%		0.01%		(0.29)%
Investor Class
Six Months Ended 4/30/18 (unaudited)	$50	0.30	%(4)(9)	0.31	%(9)	1.07	%(9)	1.06	%(9)
Year Ended 10/31/17	50	0.30	%(4)	0.32%		0.47%		0.45%
Year Ended 10/31/16(1)	50	0.27	%(4)	0.31%		0.08%		0.04%
Year Ended 10/31/15	50	0.05	%(4)	0.96%		0.01%		(0.90)%
Year Ended 10/31/14	50	0.03	%(4)	0.64%		0.01%		(0.60)%
Year Ended 10/31/13	100	0.09	%(4)	0.44%		0.01%		(0.34)%
Administrative Class
Six Months Ended 4/30/18 (unaudited)	$50	0.35	%(4)(9)	0.36	%(9)	1.02	%(9)	1.01	%(9)
Year Ended 10/31/17	50	0.35	%(4)	0.37%		0.42%		0.40%
Year Ended 10/31/16(1)	50	0.30	%(4)	0.35%		0.05%		0.00	%(5)
Year Ended 10/31/15	50	0.05	%(4)	1.01%		0.01%		(0.95)%
Year Ended 10/31/14	50	0.03	%(4)	0.69%		0.01%		(0.65)%
Year Ended 10/31/13	100	0.09	%(4)	0.49%		0.01%		(0.39)%
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$30,471	0.45	%(4)(9)	0.46	%(9)	0.92	%(9)	0.91	%(9)
Year Ended 10/31/17	39,676	0.45	%(4)	0.47%		0.32%		0.30%
Year Ended 10/31/16(1)	50	0.31	%(4)	0.46%		0.04%		(0.11)%
Year Ended 10/31/15	50	0.05	%(4)	1.11%		0.01%		(1.05)%
Year Ended 10/31/14	50	0.03	%(4)	0.79%		0.01%		(0.75)%
Year Ended 10/31/13	100	0.09	%(4)	0.59%		0.01%		(0.49)%
Participant Class
Six Months Ended 4/30/18 (unaudited)	$15,371,222	0.45	%(4)(9)	0.71	%(9)	0.92	%(9)	0.66	%(9)
Year Ended 10/31/17	17,766,128	0.44	%(4)	0.72%		0.33%		0.05%
Year Ended 10/31/16(1)	23,770,200	0.34	%(4)	0.71%		0.01%		(0.36)%
Year Ended 10/31/15	50	0.05	%(4)	1.36%		0.01%		(1.30)%
Year Ended 10/31/14	50	0.03	%(4)	1.04%		0.01%		(1.00)%
Year Ended 10/31/13	100	0.09	%(4)	0.84%		0.01%		(0.74)%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$1,796	0.35	%(4)(9)	0.36	%(9)	1.02	%(9)	1.01	%(9)
Year Ended 10/31/17	2,097	0.35	%(4)	0.37%		0.42%		0.40%
Year Ended 10/31/16(1)	5,315	0.31	%(4)	0.36%		0.04%		(0.01)%
Year Ended 10/31/15	1,426	0.05	%(4)	1.01%		0.01%		(0.95)%
Year Ended 10/31/14	9,177	0.03	%(4)	0.69%		0.01%		(0.65)%
Year Ended 10/31/13	5,911	0.09	%(4)	0.49%		0.01%		(0.39)%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$(0.000	)(3)	$(0.006)		$1.000	0.62	%(8)
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.63%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.19%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$0.000	(3)	$(0.006)		$1.000	0.60	%(8)
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.58%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.15%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Investor Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$(0.000	)(3)	$(0.006)		$1.000	0.57	%(8)
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.53%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Administrative Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$0.000	(3)	$(0.006)		$1.000	0.55	%(8)
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.48%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.005	(2)	$(0.000	)(3)	$(0.005)		$1.000	0.50	%(8)
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.38%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Participant Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.004	(2)	$(0.000	)(3)	$(0.004)		$1.000	0.37	%(8)
Year Ended 10/31/17	1.000	0.001	(2)	0.001		(0.002)		1.000	0.19%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$(0.000	)(3)	$(0.006)		$1.000	0.55	%(8)
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.48%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Select Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.002	(2)	$(0.000	)(3)	$(0.002)		$1.000	0.22	%(8)
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.00	%(5)(8)
The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$14,689,815	0.20	%(9)	0.21	%(9)	1.26	%(9)	1.25	%(9)
Year Ended 10/31/17	12,423,969	0.18%		0.21%		0.61%		0.58%
Year Ended 10/31/16(1)	18,311,699	0.17%		0.21%		0.19%		0.15%
Year Ended 10/31/15	16,333,431	0.05%		0.21%		0.03%		(0.13)%
Year Ended 10/31/14	16,880,789	0.03%		0.21%		0.03%		(0.15)%
Year Ended 10/31/13	7,979,992	0.07%		0.21%		0.03%		(0.11)%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$273,239	0.25	%(4)(9)	0.26	%(9)	1.21	%(9)	1.20	%(9)
Year Ended 10/31/17	316,164	0.23	%(4)	0.26%		0.56%		0.53%
Year Ended 10/31/16(1)	269,931	0.21	%(4)	0.26%		0.15%		0.10%
Year Ended 10/31/15	439,605	0.05	%(4)	0.26%		0.03%		(0.18)%
Year Ended 10/31/14	434,565	0.03	%(4)	0.26%		0.03%		(0.20)%
Year Ended 10/31/13	323,555	0.07	%(4)	0.26%		0.03%		(0.16)%
Investor Class
Six Months Ended 4/30/18 (unaudited)	$15,851	0.30	%(4)(9)	0.31	%(9)	1.16	%(9)	1.15	%(9)
Year Ended 10/31/17	26,243	0.28	%(4)	0.31%		0.51%		0.48%
Year Ended 10/31/16(1)	21,719	0.26	%(4)	0.31%		0.10%		0.05%
Year Ended 10/31/15	29,347	0.05	%(4)	0.31%		0.03%		(0.23)%
Year Ended 10/31/14	52,366	0.03	%(4)	0.31%		0.03%		(0.25)%
Year Ended 10/31/13	100	0.07	%(4)	0.31%		0.03%		(0.21)%
Administrative Class
Six Months Ended 4/30/18 (unaudited)	$2,566	0.35	%(4)(9)	0.36	%(9)	1.11	%(9)	1.10	%(9)
Year Ended 10/31/17	4,340	0.33	%(4)	0.36%		0.46%		0.43%
Year Ended 10/31/16(1)	1,842	0.32	%(4)	0.36%		0.04%		0.00	%(5)
Year Ended 10/31/15	50	0.05	%(4)	0.36%		0.03%		(0.28)%
Year Ended 10/31/14	50	0.03	%(4)	0.36%		0.03%		(0.30)%
Year Ended 10/31/13	50	0.07	%(4)	0.36%		0.03%		(0.26)%
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$520,059	0.45	%(4)(9)	0.46	%(9)	1.01	%(9)	1.00	%(9)
Year Ended 10/31/17	578,488	0.43	%(4)	0.46%		0.36%		0.33%
Year Ended 10/31/16(1)	543,850	0.35	%(4)	0.46%		0.01%		(0.10)%
Year Ended 10/31/15	996,049	0.05	%(4)	0.46%		0.03%		(0.38)%
Year Ended 10/31/14	762,077	0.03	%(4)	0.46%		0.03%		(0.40)%
Year Ended 10/31/13	287,694	0.07	%(4)	0.46%		0.03%		(0.36)%
Participant Class
Six Months Ended 4/30/18 (unaudited)	$490,915	0.70	%(4)(9)	0.71	%(9)	0.76	%(9)	0.75	%(9)
Year Ended 10/31/17	484,458	0.68	%(4)	0.71%		0.11%		0.08%
Year Ended 10/31/16(1)	2,881	0.36	%(4)	0.71%		0.00	%(5)	(0.35)%
Year Ended 10/31/15	180	0.05	%(4)	0.71%		0.03%		(0.63)%
Year Ended 10/31/14	89	0.03	%(4)	0.71%		0.03%		(0.65)%
Year Ended 10/31/13	105	0.07	%(4)	0.71%		0.03%		(0.61)%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$29,221	0.35	%(4)(9)	0.36	%(9)	1.11	%(9)	1.10	%(9)
Year Ended 10/31/17	46,862	0.33	%(4)	0.36%		0.46%		0.43%
Year Ended 10/31/16(1)	62,228	0.30	%(4)	0.36%		0.06%		0.00	%(5)
Year Ended 10/31/15	55,377	0.05	%(4)	0.36%		0.03%		(0.28)%
Year Ended 10/31/14	89,496	0.03	%(4)	0.36%		0.03%		(0.30)%
Year Ended 10/31/13	104,164	0.07	%(4)	0.36%		0.03%		(0.26)%
Select Class
Six Months Ended 4/30/18 (unaudited)	$50	1.00	%(9)	1.01	%(9)	0.46	%(9)	0.45	%(9)
Year Ended 10/31/17	50	0.78	%(4)	1.01%		0.01%		(0.22)%
For the Period Ended 10/31/16(1)	50	0.38	%(4)(9)	1.01	%(9)	(0.02	)%(9)	(0.65	)%(9)

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$0.000	(3)	$(0.006)		$1.000	0.61	%(8)
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$(0.000	)(3)	$(0.006)		$1.000	0.58	%(8)
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Investor Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.006	(2)	$0.000	(3)	$(0.006)		$1.000	0.56	%(8)
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.001		(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Administrative Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.005	(2)	$(0.000	)(3)	$(0.005)		$1.000	0.53	%(8)
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.005	(2)	$(0.000	)(3)	$(0.005)		$1.000	0.48	%(8)
Year Ended 10/31/17	1.000	0.004	(2)	(0.000	)(3)	(0.004)		1.000	0.35%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.004	(2)	$0.000	(3)	$(0.004)		$1.000	0.36	%(8)
Year Ended 10/31/17	1.000	0.002	(2)	0.000	(3)	(0.002)		1.000	0.16%
Year Ended 10/31/16(1)	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.005	(2)	$(0.000	)(3)	$(0.005)		$1.000	0.53	%(8)
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Select Class
Six Months Ended 4/30/18 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.21	%(8)
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.00	%(5)(8)

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$17,831,514	0.20	%(9)	0.21	%(9)	1.22	%(9)	1.21	%(9)
Year Ended 10/31/17	18,160,353	0.19%		0.21%		0.59%		0.57%
Year Ended 10/31/16(1)	19,382,045	0.17%		0.21%		0.15%		0.11%
Year Ended 10/31/15	14,113,772	0.02%		0.21%		0.01%		(0.18)%
Year Ended 10/31/14	5,352,337	0.02%		0.21%		0.02%		(0.17)%
Year Ended 10/31/13	3,371,706	0.07%		0.22%		0.01%		(0.14)%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$240,471	0.25	%(4)(9)	0.26	%(9)	1.17	%(9)	1.16	%(9)
Year Ended 10/31/17	239,841	0.24	%(4)	0.26%		0.54%		0.52%
Year Ended 10/31/16(1)	277,773	0.21	%(4)	0.26%		0.11%		0.06%
Year Ended 10/31/15	1,989,121	0.02	%(4)	0.26%		0.01%		(0.23)%
Year Ended 10/31/14	143,946	0.02	%(4)	0.26%		0.02%		(0.22)%
Year Ended 10/31/13	1,172	0.07	%(4)	0.27%		0.01%		(0.19)%
Investor Class
Six Months Ended 4/30/18 (unaudited)	$38,561	0.30	%(4)(9)	0.31	%(9)	1.12	%(9)	1.11	%(9)
Year Ended 10/31/17	63,180	0.29	%(4)	0.31%		0.49%		0.47%
Year Ended 10/31/16(1)	67,007	0.27	%(4)	0.31%		0.05%		0.01%
Year Ended 10/31/15	50	0.02	%(4)	0.31%		0.01%		(0.28)%
Year Ended 10/31/14	50	0.02	%(4)	0.31%		0.02%		(0.27)%
Year Ended 10/31/13	100	0.07	%(4)	0.32%		0.01%		(0.24)%
Administrative Class
Six Months Ended 4/30/18 (unaudited)	$3,362	0.35	%(4)(9)	0.36	%(9)	1.07	%(9)	1.06	%(9)
Year Ended 10/31/17	127	0.34	%(4)	0.36%		0.44%		0.42%
Year Ended 10/31/16(1)	50	0.29	%(4)	0.36%		0.03%		(0.04)%
Year Ended 10/31/15	50	0.02	%(4)	0.36%		0.01%		(0.33)%
Year Ended 10/31/14	50	0.02	%(4)	0.36%		0.02%		(0.32)%
Year Ended 10/31/13	100	0.07	%(4)	0.37%		0.01%		(0.29)%
Advisory Class
Six Months Ended 4/30/18 (unaudited)	$4,413	0.45	%(4)(9)	0.46	%(9)	0.97	%(9)	0.96	%(9)
Year Ended 10/31/17	1,806	0.42	%(4)	0.46%		0.36%		0.32%
Year Ended 10/31/16(1)	53,009	0.31	%(4)	0.46%		0.01%		(0.14)%
Year Ended 10/31/15	11,150	0.02	%(4)	0.46%		0.01%		(0.43)%
Year Ended 10/31/14	5,279	0.02	%(4)	0.46%		0.02%		(0.42)%
Year Ended 10/31/13	100	0.07	%(4)	0.47%		0.01%		(0.39)%
Participant Class
Six Months Ended 4/30/18 (unaudited)	$238	0.70	%(4)(9)	0.71	%(9)	0.72	%(9)	0.71	%(9)
Year Ended 10/31/17	307	0.62	%(4)	0.71%		0.16%		0.07%
Year Ended 10/31/16(1)	689	0.33	%(4)	0.71%		(0.01)%		(0.39)%
Year Ended 10/31/15	50	0.02	%(4)	0.71%		0.01%		(0.68)%
Year Ended 10/31/14	50	0.02	%(4)	0.71%		0.02%		(0.67)%
Year Ended 10/31/13	100	0.07	%(4)	0.72%		0.01%		(0.64)%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$54,897	0.35	%(4)(9)	0.36	%(9)	1.07	%(9)	1.06	%(9)
Year Ended 10/31/17	80,852	0.34	%(4)	0.36%		0.44%		0.42%
Year Ended 10/31/16(1)	99,031	0.29	%(4)	0.36%		0.03%		(0.04)%
Year Ended 10/31/15	78,516	0.02	%(4)	0.36%		0.01%		(0.33)%
Year Ended 10/31/14	96,708	0.02	%(4)	0.36%		0.02%		(0.32)%
Year Ended 10/31/13	149,890	0.07	%(4)	0.37%		0.01%		(0.29)%
Select Class
Six Months Ended 4/30/18 (unaudited)	$50	1.00	%(4)(9)	1.01	%(9)	0.42	%(9)	0.41	%(9)
Year Ended 10/31/17	50	0.76	%(4)	1.01%		0.02%		(0.23)%
For the Period Ended 10/31/16(1)	50	0.34	%(4)(9)	1.01	%(9)	(0.02	)%(9)	(0.69	)%(9)

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$1.0000	$0.0054	(2)	$(0.0001	)(3)	$(0.0053)		$1.0000	0.53	%(8)
Year Ended 10/31/17	1.0000	0.0059	(2)	(0.0002	)(3)	(0.0057)		1.0000	0.57%
Year Ended 10/31/16(1)	1.0000	0.0014	(2)	0.0026		(0.0040	)(7)	1.0000	0.40%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$1.0000	$0.0051	(2)	$(0.0001	)(3)	$(0.0050)		$1.0000	0.50	%(8)
Year Ended 10/31/17	1.0000	0.0054	(2)	(0.0002	)(3)	(0.0052)		1.0000	0.52%
Year Ended 10/31/16(1)	1.0000	0.0011	(2)	0.0027		(0.0038	)(7)	1.0000	0.37%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$1.0000	$0.0046	(2)	$(0.0001	)(3)	$(0.0045)		$1.0000	0.46	%(8)
Year Ended 10/31/17	1.0000	0.0044	(2)	(0.0002	)(3)	(0.0042)		1.0000	0.42%
Year Ended 10/31/16(1)	1.0000	0.0009	(2)	0.0022		(0.0031	)(7)	1.0000	0.31%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/18 (unaudited)	$254,219	0.18	%(9)	0.34	%(9)	1.09	%(9)	0.93	%(9)	—
Year Ended 10/31/17	144,208	0.18%		0.51%		0.59%		0.26%		—
Year Ended 10/31/16(1)	59,273	0.11	%(6)	0.48%		0.18	%(6)	(0.19)%		0.00	%(5)
Year Ended 10/31/15	97,678	0.04	%(6)	0.38%		0.01	%(6)	(0.33)%		0.00	%(5)
Year Ended 10/31/14	110,401	0.07	%(6)	0.31%		0.01	%(6)	(0.23)%		0.00	%(5)
Year Ended 10/31/13	159,001	0.14	%(6)	0.25%		0.01	%(6)	(0.10)%		0.00	%(5)
Institutional Select Class
Six Months Ended 4/30/18 (unaudited)	$50	0.23	%(4)(9)	0.39	%(9)	1.04	%(9)	0.88	%(9)	—
Year Ended 10/31/17	50	0.23	%(4)	0.56%		0.54%		0.21%		—
Year Ended 10/31/16(1)	50	0.14	%(4)(6)	0.53%		0.15	%(6)	(0.24)%		0.00	%(5)
Year Ended 10/31/15	50	0.04	%(4)(6)	0.43%		0.01	%(6)	(0.38)%		0.00	%(5)
Year Ended 10/31/14	50	0.07	%(4)(6)	0.36%		0.01	%(6)	(0.28)%		0.00	%(5)
Year Ended 10/31/13	100	0.14	%(4)(6)	0.30%		0.01	%(6)	(0.15)%		0.00	%(5)
Cash Management Class
Six Months Ended 4/30/18 (unaudited)	$15,455	0.33	%(4)(9)	0.49	%(9)	0.94	%(9)	0.78	%(9)	—
Year Ended 10/31/17	20,776	0.33	%(4)	0.66%		0.44%		0.11%		—
Year Ended 10/31/16(1)	30,694	0.20	%(4)(6)	0.63%		0.09	%(6)	(0.34)%		0.00	%(5)
Year Ended 10/31/15	25,927	0.04	%(4)(6)	0.53%		0.01	%(6)	(0.48)%		0.00	%(5)
Year Ended 10/31/14	38,103	0.07	%(4)(6)	0.46%		0.01	%(6)	(0.38)%		0.00	%(5)
Year Ended 10/31/13	32,704	0.14	%(4)(6)	0.40%		0.01	%(6)	(0.25)%		0.00	%(5)

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Notes to Financial Highlights

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income (loss).

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.0005 per share.

(4)  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Funds' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

(5)  Amount is less than 0.005%.

(6)  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Includes paid-in-capital distribution of $0.0022.

(8)  Not Annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.

2018 Semi-Annual Report

April 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Liquidity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Trust is comprised of seven separate, active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds"). The Trust offers up to eight different classes of shares for certain Funds. Each Fund offers the Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class and the Select Class is only offered to Government, Treasury and Treasury Securities Portfolios. The Trust applies investment company accounting and reporting guidance. All classes of shares have identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares), dividend, liquidation and other rights.

The Investor Class and Administrative Class were fully redeemed during the month of October 2016 from the Money Market Portfolio, Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2018. In addition, during the month of October 2016, the Participant Class was fully redeemed from the Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2018. During the month of November 2016, the Advisory Class was fully redeemed from the Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2018. Accordingly, no financial highlights have been presented for these classes.

Money Market, Prime and Tax-Exempt Portfolios operate as "institutional money market funds," which require the Funds to have a floating NAV, rounded to the fourth decimal place. In addition, the Funds are permitted to impose a liquidity fee on redemptions or temporarily restrict redemptions if weekly liquid assets fall below required regulatory thresholds. These changes may affect the investment strategies, performance and operating expenses of the Funds. Government, Government Securities, Treasury and Treasury Securities Portfolios operate as "government money market funds," which allow the Funds to continue to seek a stable NAV. The Funds will not impose a liquidity fee or temporarily suspend redemptions in the event that the Funds' weekly liquid assets fall below specified regulatory thresholds.

For detailed descriptions of the investment objectives of each of the Funds and other related information, please refer to the prospectuses of the Trust. Generally, the investment objective of the Funds is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) Money Market, Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/ vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures, established by and under the general supervision of the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or

2018 Semi-Annual Report

April 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank, as custodian for the Trust, takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the Trust's custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Fund's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

2018 Semi-Annual Report

April 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of April 30, 2018:

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$36,607	$—	$36,607
Commercial Paper	—	161,202	—	161,202
Floating Rate Notes	—	287,180	—	287,180
Repurchase Agreements	—	309,000	—	309,000
Time Deposits	—	90,000	—	90,000
Total Assets	$—	$883,989	$—	$883,989

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$232,070	$—	$232,070
Commercial Paper	—	656,847	—	656,847
Floating Rate Notes	—	2,049,169	—	2,049,169
Repurchase Agreements	—	1,885,000	—	1,885,000
Time Deposits	—	876,000	—	876,000
Total Assets	$—	$5,699,086	$—	$5,699,086

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$30,351,057	$—	$30,351,057
U.S. Agency Securities	—	22,258,988	—	22,258,988
U.S. Treasury Securities	—	5,024,297	—	5,024,297
Total Assets	$—	$57,634,342	$—	$57,634,342

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreement	$—	$1,710,000	$—	$1,710,000
U.S. Agency Securities	—	11,932,203	—	11,932,203
U.S. Treasury Securities	—	1,872,871	—	1,872,871
Total Assets	$—	$15,515,074	$—	$15,515,074

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$8,234,892	$—	$8,234,892
U.S. Treasury Securities	—	7,793,692	—	7,793,692
Total Assets	$—	$16,028,584	$—	$16,028,584

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$18,170,586	$—	$18,170,586
Total Assets	$—	$18,170,586	$—	$18,170,586

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$162,630	$—	$162,630
Daily Variable Rate Bonds	—	88,075	—	88,075
Commercial Paper	—	14,900	—	14,900
Municipal Bonds & Notes	—	4,168	—	4,168
Total Assets	$—	$269,773	$—	$269,773

2018 Semi-Annual Report

April 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Funds recognize transfers between the levels as of the end of the period. As of April 30, 2018, the Funds did not have any investments transfer between investment levels.

4.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, provides the Trust with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below:

Fund	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory, its administration fees and/or reimburse each Fund so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios:

	Maximum Expense Ratios
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.45
Cash Management Class	0.35	0.35	0.35	0.35
Select Class	—	—	1.00	—
	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax-Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35
Select Class	1.00	1.00	—

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Funds' prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Funds' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. For the six months ended April 30, 2018, the

2018 Semi-Annual Report

April 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Funds had advisory fees waived and/or certain expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$444
Prime	1,863
Government	9,253
Government Securities	825
Treasury	788
Treasury Securities	667
Tax-Exempt	163

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Fund's average daily net assets (without giving effect to any fee waivers). Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust. The Administrator has agreed to reduce its administration fees to enable a Fund to maintain a minimum level of daily net investment income.

For the six months ended April 30, 2018, the Funds had administration fees waived as follows:

Fund	Administration Fees Waived (000)
Tax-Exempt	$15

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Trust.

The Trust has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Trust has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class and

Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Trust. The Distributor has agreed to waive for at least one year the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the six months ended April 30, 2018, this waiver amounted to approximately $13,684,000.

The Trust has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the six months ended April 30, 2018, this waiver amounted to approximately $9,122,000.

The Distributor has agreed to reduce its distribution fees to enable a Fund to maintain a minimum level of daily net investment income for any class of shares in a Fund.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's Dividend Disbursing and Transfer Agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without compensation to the Trust with respect to certain direct transactions with the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

2018 Semi-Annual Report

April 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2017 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

	2017 Distributions Paid From:			2016 Distributions Paid From:
Fund	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital Gain (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital Gain (000)
Money Market	$4,748	$—	$—	$16,286	$—	$—
Prime	37,166	—	—	55,736	—	—
Government	315,824	—	—	89,185	—	—
Government Securities	71,971	—	—	1,115	—	—
Treasury	97,967	—	—	36,178	—	—
Treasury Securities	113,204	—	—	26,922	—	—
Tax-Exempt	1	823	—	1	199	126

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are generally due to distribution redesignations and/or gain on the sale of deferred compensation assets. These resulted in the following reclassifications among the Funds' components of net assets at October 31, 2017:

Fund	Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in- Capital (000)
Money Market	$30	$(30)	$—
Prime	(15)	15	—
Government	(14)	14	—
Government Securities	(1)	1	—
Treasury	(7)	7	—
Treasury Securities	(4)	4	—
Tax-Exempt	(1)	1	—

At October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$307	$—	$—
Prime	2,696	—	15
Government	22,831	—	—
Government Securities	324	—	2
Treasury	7,714	—	—
Treasury Securities	7,042	—	—
Tax-Exempt	—	17	—

At October 31, 2017, the following Funds had available for federal income tax purposes unused short term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)
Government	$558
Treasury	177
Treasury Securities	150

In addition, at October 31, 2017, the following Fund had available for federal income tax purposes unused capital losses which will expire on the indicated dates:

Fund	2018 (000)
Tax-Exempt	$16

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended October 31, 2017, the following Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
Tax-Exempt	$4

H. Transactions with Affiliates: The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2018, Tax-Exempt Portfolio engaged in cross-trade purchases of approximately $8,860,000 and sales

2018 Semi-Annual Report

April 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

of approximately $200,000, which resulted in no net realized gains or losses.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Funds.

I. Other: At April 30, 2018, certain Funds had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percentage of Ownership
Money Market	74.3%
Prime	56.3
Government	16.4
Government Securities	99.2
Treasury	24.6
Treasury Securities	26.9
Tax-Exempt	91.4

2018 Semi-Annual Report

April 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

2018 Semi-Annual Report

April 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

2018 Semi-Annual Report

April 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

2018 Semi-Annual Report

April 30, 2018

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Each Fund also delivers the semi-annual and annual reports to shareholders and makes these reports available on its public website, www.morganstanley.com/liquidity. Each Fund also files a complete schedule of portfolio holdings with the SEC for the Trust's first and third fiscal quarters on Form N-Q and monthly holdings on Form N-MFP. The Funds do not deliver these reports to shareholders, nor are the first and third fiscal quarters posted to the Morgan Stanley public website. However, the holdings for each Fund are posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

The Trust's Statement of Additional Information contains additional information about the Trust, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/liquidity. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Liquidity Funds, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/liquidity or call toll free 1 (888) 378-1630.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFSAN
2128853 EXP 06.30.19

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2018